UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity®

AMT Tax-Free Money

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.09%	$ 1,000.00	$ 1,000.10	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/14	% of fund's investments 2/28/14	% of fund's investments 8/31/13
1 - 7	70.3	70.2	68.3
8 - 30	3.2	3.8	5.2
31 - 60	7.3	4.4	2.2
61 - 90	1.8	7.0	3.0
91 - 180	6.0	9.4	9.8
> 180	11.4	5.2	11.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/14	2/28/14	8/31/13
Fidelity AMT Tax-Free Money Fund	51 Days	33 Days	53 Days
All Tax-Free Money Market Funds Average*	38 Days	31 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/14	2/28/14	8/31/13
Fidelity AMT Tax-Free Money Fund	51 Days	34 Days	53 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Variable Rate Demand Notes (VRDNs) 62.1%	Variable Rate Demand Notes (VRDNs) 54.9%
Other Municipal Debt 32.5%	Other Municipal Debt 35.9%
Investment Companies 7.1%	Investment Companies 9.1%
Net Other Assets (Liabilities) (1.7)%	Net Other Assets (Liabilities) 0.1%

Current and Historical Seven-Day Yields

	8/31/14	5/31/14	2/28/14	11/30/13	8/31/13
Fidelity AMT Tax-Free Money Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2014, the most recent period shown in the table, would have been -0.35%.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.1%
	Principal Amount (000s)	Value (000s)
Alabama - 0.6%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.04% 9/5/14, LOC Australia & New Zealand Banking Group Ltd., VRDN (a)	$ 4,810	$ 4,810
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.04% 9/2/14, VRDN (a)	600	600
		5,410
Alaska - 1.2%
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	2,805	2,805
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.05% 9/5/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	1,200	1,200
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.06% 9/5/14 (ConocoPhillips Co. Guaranteed), VRDN (a)	6,600	6,600
		10,605
Arizona - 3.7%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 B, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	600	600
Series 2008 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2008 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	800	800
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.05% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	11,195	11,195
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.08% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,300	1,300
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3467, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,115	2,115
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	$ 3,500	$ 3,500
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	500	500
		32,010
California - 2.3%
California Edl. Facilities Auth. Rev. Participating VRDN Series MS 3377, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,700	3,700
California Health Facilities Fing. Auth. Rev. (Adventist Health Sys. West Proj.) Series 2009 B, 0.03% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,450	7,450
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series BA 08 1062, 0.07% 9/5/14 (Liquidity Facility Bank of America NA) (a)(d)	5,000	5,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.05% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	600	600
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	2,700	2,700
Whittier Gen. Oblig. (Whittier College Proj.) Series 2008, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	600	600
		20,050
Colorado - 1.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	1,100	1,100
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,065	2,065
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.15% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	6,760	6,760
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	1,300	1,300
		11,225
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 0.5%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	$ 4,300	$ 4,300
Series 2014 D, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	400	400
		4,700
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.23% 9/5/14, VRDN (a)	3,000	3,000
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	4,000	4,000
		7,000
District Of Columbia - 1.1%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.1% 9/5/14, LOC Bank of America NA, VRDN (a)	1,000	1,000
(The AARP Foundation Proj.) Series 2004, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	1,500	1,500
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.04% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)	4,700	4,700
(Washington Drama Society, Inc. Proj.) Series 2008, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	800	800
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2006 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	800	800
Series 2006 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
		9,800
Florida - 3.9%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)	4,165	4,165
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.07% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Mariner's Cay Apts. Proj.) Series 2008 M, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)	1,360	1,360
(Victoria Park Apts. Proj.) Series 2002 J, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)	1,100	1,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.07% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	$ 875	$ 875
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)	2,650	2,650
Miami-Dade County Series 2014 A, 0.05% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,300	1,300
Orange County Health Facilities Auth. Rev.:
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.05% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)	2,500	2,500
(The Nemours Foundation Proj.) Series 2009 B, 0.04% 9/5/14, LOC Northern Trust Co., VRDN (a)	1,000	1,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.07% 9/5/14, LOC Bank of America NA, VRDN (a)	1,200	1,200
Palm Beach County Rev. (Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.08% 9/5/14, LOC Bank of America NA, VRDN (a)	1,900	1,900
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	2,930	2,930
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,765	2,765
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.05% 9/5/14, LOC Freddie Mac, VRDN (a)	4,900	4,900
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.06% 9/5/14, LOC Fannie Mae, VRDN (a)	1,850	1,850
		33,935
Georgia - 1.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	1,600	1,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.04% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)	2,300	2,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 8,200	$ 8,200
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	2,300	2,300
		15,900
Hawaii - 1.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,665	4,665
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)	2,300	2,300
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
		12,565
Illinois - 6.2%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.06% 9/5/14, LOC Barclays Bank PLC, VRDN (a)	700	700
Chicago Wtr. Rev.:
Series 2004 A2, 0.11% 9/5/14, LOC California Pub. Employees Retirement Sys., VRDN (a)	4,280	4,280
Series 2004 A3, 0.08% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,505	1,505
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	18,900	18,900
(Museum of Science & Industry Proj.) Series 2009 C, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	1,000	1,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	4,700	4,700
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.04% 9/5/14, LOC Northern Trust Co., VRDN (a)	4,600	4,600
(Spertus Institute of Jewish Studies Proj.) 0.05% 9/5/14, LOC Northern Trust Co., VRDN (a)	3,400	3,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN Series MS 3332, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (a)(d)	$ 400	$ 400
Series 2011 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	950	950
Illinois Gen. Oblig. Series 2003 B3, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	900	900
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.06% 9/5/14, LOC Freddie Mac, VRDN (a)	500	500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	6,300	6,300
		53,335
Indiana - 0.9%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 9/5/14 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	500	500
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.06% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (a)	700	700
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2008 H, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	1,900	1,900
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.05% 9/5/14, LOC Bank of Nova Scotia, VRDN (a)	2,000	2,000
		7,800
Iowa - 0.7%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 9/5/14, VRDN (a)	5,900	5,900
Louisiana - 0.6%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.24% 9/5/14, VRDN (a)	$ 1,250	$ 1,250
Series 2010 B1, 0.27% 9/5/14, VRDN (a)	2,700	2,700
		5,150
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.05% 9/5/14, LOC Union Bank NA, VRDN (a)	800	800
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	3,200	3,200
		4,000
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.08% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	2,500	2,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
		3,500
Michigan - 0.2%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	1,300	1,300
Minnesota - 0.8%
Minnesota Gen. Oblig. Participating VRDN Series Putters 3844 Q, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,860	6,860
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Saint Louis Indl. Dev. Auth. (Saint Luke's Plaza Apts. Proj.) Series 2009, 0.05% 9/5/14 (Liquidity Facility Freddie Mac), VRDN (a)	2,100	2,100
		10,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.6%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 5,345	$ 5,345
Nevada - 0.6%
Clark County Arpt. Rev. Series 2008 D3, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	1,200	1,200
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	2,455	2,455
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 9/5/14, LOC Union Bank NA, VRDN (a)	1,500	1,500
		5,155
New Jersey - 0.4%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,900	1,900
Series Putters 4462, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400	1,400
		3,300
New York - 7.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 9/5/14, LOC KeyBank NA, VRDN (a)	100	100
New York City Gen. Oblig.:
Series 2008 J10, 0.05% 9/5/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	600	600
Series 2011 A4, 0.05% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,000	1,000
Series 2014 D3, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	800	800
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.13% 9/5/14, LOC RBS Citizens NA, VRDN (a)	1,400	1,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 2559, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775	1,775
Series 2009 BB2, 0.06% 9/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,200	1,200
Series 2013 AA-1, 0.03% 9/2/14 (Liquidity Facility PNC Bank NA), VRDN (a)	14,000	14,000
Series 2014 BB1, 0.05% 9/2/14 (Liquidity Facility Bank of America NA), VRDN (a)	2,100	2,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series Putters 3857, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 2,500	$ 2,500
Series ROC II R 14022, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	2,815	2,815
Series 2013 A5, 0.04% 9/2/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,900	2,900
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	4,300	4,300
(Fordham Univ. Proj.) Series 2008 A2, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	2,350	2,350
Participating VRDN Series EGL 07 0003, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	15,000	15,000
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 9/5/14, LOC Bank of America NA, VRDN (a)	1,800	1,800
Series 2011 A2, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	400	400
Triborough Bridge & Tunnel Auth. Revs. Series 2003 B2, 0.05% 9/5/14, LOC California Teachers Retirement Sys., VRDN (a)	5,490	5,490
		60,530
North Carolina - 1.3%
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.06% 9/5/14 (Liquidity Facility Bank of America NA), VRDN (a)	500	500
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 06 0139, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	9,900	9,900
		11,400
Ohio - 1.2%
Akron Bath Copley Hosp. District Rev. Series B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	400	400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.08% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,360	$ 4,360
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,330	5,330
		10,090
Pennsylvania - 4.8%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	900	900
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	3,635	3,635
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	1,200	1,200
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.05% 9/5/14, LOC Manufacturers & Traders Trust Co., VRDN (a)	500	500
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A2, 0.05% 9/5/14, LOC TD Banknorth, NA, VRDN (a)	1,000	1,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.06% 9/5/14, LOC PNC Bank NA, VRDN (a)	2,000	2,000
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	9,200	9,200
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.3% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,395	3,395
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	3,170	3,170
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (a)	4,990	4,990
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 4014, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500	3,500
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.06% 9/5/14, LOC Bank of America NA, VRDN (a)	2,655	2,655
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Somerset County Gen. Oblig. Series 2009 A, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	$ 3,445	$ 3,445
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (a)	1,700	1,700
		41,290
Rhode Island - 2.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (a)	500	500
(Rhode Island School of Design Proj.) Series 2008 B, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (a)	17,295	17,295
		17,795
South Carolina - 3.3%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,000	2,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.04% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	22,750	22,750
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.) 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.04% 9/5/14, LOC Branch Banking & Trust Co., VRDN (a)	1,800	1,800
		28,550
Tennessee - 2.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.08% 9/5/14, LOC Bank of America NA, VRDN (a)	2,400	2,400
Series 2003, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	900	900
Series 2004, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	1,100	1,100
Series 2005, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	5,305	5,305
Series 2008, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	1,020	1,020
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 A, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 700	$ 700
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.07% 9/5/14, LOC Bank of America NA, VRDN (a)	3,700	3,700
Series 2002, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	1,600	1,600
Series 2006, 0.06% 9/2/14, LOC Bank of America NA, VRDN (a)	900	900
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,500	1,500
		19,125
Texas - 4.1%
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.07% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,415	10,415
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)	1,945	1,945
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.19% 9/2/14, VRDN (a)	3,400	3,400
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.07% 9/5/14 (Liquidity Facility Deutsche Bank AG) (a)(d)	400	400
North East Texas Independent School District Participating VRDN Series Putters 2355, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,640	4,640
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 0.19% 9/2/14, VRDN (a)	250	250
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series Putters 3344, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,215	3,215
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	265	265
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.07% 9/5/14, LOC Bank of America NA, VRDN (a)	$ 200	$ 200
Texas Gen. Oblig.:
Participating VRDN Series Solar 06 57, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,000	1,000
Series 2012 A, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	7,900	7,900
		35,130
Utah - 0.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	1,000	1,000
Virginia - 1.6%
Fairfax County Indl. Dev. Auth. Participating VRDN Series Putters 4254, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	665	665
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.07% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	3,860	3,860
Virginia Small Bus. Fing. Auth. (Hampton Univ. Proj.) Series 2008 A, 0.04% 9/5/14, LOC PNC Bank NA, VRDN (a)	9,750	9,750
		14,275
Washington - 1.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,300	1,300
Series DB 606, 0.09% 9/5/14 (Liquidity Facility Deutsche Bank AG) (a)(d)	465	465
Series GS 06 7T, 0.05% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (a)(d)	2,790	2,790
Series ROC II R 11889, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	3,250	3,250
		10,405
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	$ 1,200	$ 1,200
Wisconsin - 0.4%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Oakwood Village Proj.) Series 2005, 0.04% 9/5/14, LOC BMO Harris Bank NA, VRDN (a)	600	600
Participating VRDN Series ROC II R 14065, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (a)(d)	3,200	3,200
		3,800
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.06% 9/5/14, LOC Wells Fargo Bank NA, VRDN (a)	2,600	2,600
TOTAL VARIABLE RATE DEMAND NOTE (Cost $538,235)		538,235
Other Municipal Debt - 32.5%

Alabama - 0.1%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 3.5% 12/1/14	800	807
Alaska - 0.4%
Anchorage Gen. Oblig.:
Series A1, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	300	300
Series B1, 0.08% 11/5/14, LOC JPMorgan Chase Bank, CP	1,100	1,100
TAN 0.5% 9/16/14	2,000	2,000
		3,400
Arizona - 0.6%
Phoenix Civic Impt. Corp. Series 2011 B1, 0.08% 10/1/14, LOC Barclays Bank PLC, CP	1,700	1,700
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A, 0.09% 11/18/14, LOC Royal Bank of Canada, CP	900	900
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	2,400	2,400
		5,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - 2.0%
California Gen. Oblig.:
Series 2011 A2, 0.09% 9/2/14, LOC Royal Bank of Canada, CP	$ 1,200	$ 1,200
Series A1, 0.05% 9/24/14, LOC Wells Fargo Bank NA, CP	600	600
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	9,600	9,630
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	4,600	4,652
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.1% 12/22/14 (Liquidity Facility Wells Fargo Bank NA), CP	300	300
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	600	609
		16,991
Connecticut - 0.9%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.26% tender 9/25/14, CP mode	300	300
Connecticut Gen. Oblig. Bonds Series 2014 C:
1% 12/15/14	500	501
2% 6/15/15	1,400	1,421
Hartford County Metropolitan District Gen. Oblig. BAN:
Series F, 1.125% 12/5/14	500	501
1% 12/5/14	2,245	2,250
1% 3/23/15	2,030	2,040
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	700	706
		7,719
Delaware - 0.3%
Delaware Gen. Oblig. Bonds 5% 3/1/15	3,000	3,072
District Of Columbia - 2.2%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14	16,100	16,123
District of Columbia Rev. Bonds Series 2000, 0.09% tender 9/4/14, LOC JPMorgan Chase Bank, CP mode	1,300	1,300
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.09% 12/5/14, LOC JPMorgan Chase Bank, CP	1,100	1,100
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2 A1, 0.08% 10/2/14, LOC Sumitomo Mitsui Banking Corp., CP	400	400
		18,923
Florida - 0.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.08% tender 10/17/14, LOC Bank of America NA, CP mode	600	600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.08% 10/3/14, LOC JPMorgan Chase Bank, CP	$ 600	$ 600
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.08% 9/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	438	438
0.09% 10/30/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	500	500
0.1% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	700	700
0.11% 11/20/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	600	600
Jacksonville Elec. Auth. Elec. Sys. Rev. Series C1, 0.07% 9/4/14, CP	900	900
Jacksonville Gen. Oblig. Series 2004 A, 0.09% 12/1/14, LOC Barclays Bank PLC, CP	500	500
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 23 Issue 2, 5% 10/1/14	1,200	1,205
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.13%, tender 3/27/15 (a)	600	600
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.15%, tender 3/27/15 (a)	1,000	1,000
		7,643
Georgia - 2.1%
Cobb County Gen. Obligations TAN 0.5% 11/28/14	1,100	1,101
Fulton County Gen. Oblig. TAN 1% 12/31/14	6,900	6,921
Georgia Gen. Oblig. Bonds Series 2012 C, 5% 9/1/14	200	200
Georgia Muni. Elec. Auth. Pwr. Rev. Series B:
0.07% 9/4/14, LOC PNC Bank NA, CP	1,457	1,457
0.07% 10/2/14, LOC TD Banknorth, NA, CP	7,461	7,461
0.07% 10/2/14, LOC TD Banknorth, NA, CP	900	900
		18,040
Illinois - 0.8%
Illinois Fin. Auth. Ed. Rev. Series L:
0.07% 9/16/14, LOC PNC Bank NA, CP	800	800
0.08% 10/16/14, LOC PNC Bank NA, CP	800	800
Illinois Fin. Auth. Rev. Bonds:
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.09% tender 11/5/14, CP mode	500	500
0.09% tender 12/3/14, CP mode	600	600
Series 2012 I, 0.08% tender 10/2/14, CP mode	500	500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev. Bonds: - continued
Series 2012 H, 0.09% tender 10/7/14, CP mode	$ 1,885	$ 1,885
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	1,500	1,557
		6,642
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.07% tender 10/1/14, CP mode	2,900	2,900
0.09% tender 12/1/14, CP mode	1,100	1,100
Indianapolis Gas Util. Sys. Rev. 0.09% 9/4/14, LOC JPMorgan Chase Bank, CP	900	900
		4,900
Kansas - 0.3%
City of Lawrence Kansas Gen. Oblig. BAN 1.5% 10/1/14	1,100	1,101
Wichita Gen. Oblig. BAN Series 258, 0.5% 10/15/14	1,700	1,700
		2,801
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 9/16/14, CP mode	600	600
Maryland - 1.4%
Baltimore County Gen. Oblig.:
0.07% 9/4/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,400	1,400
0.07% 9/8/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,100	1,100
0.08% 10/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,700	1,700
0.08% 10/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,100	1,100
Montgomery County Gen. Oblig. Bonds:
Series 2011 A, 5% 7/1/15	5,000	5,203
Series 2013 MD, 0.09%, tender 12/1/14 (a)	1,600	1,600
		12,103
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.25% tender 9/25/14, CP mode	1,500	1,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - 0.5%
Michigan Bldg. Auth. Rev. Series 6, 0.07% 10/9/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	$ 1,205	$ 1,205
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 9/3/14, CP mode	400	400
0.07% tender 10/16/14, CP mode	500	500
0.08% tender 11/5/14, CP mode	870	870
0.09% tender 12/3/14, CP mode	500	500
Univ. of Michigan Rev. Series J1, 0.08% 11/6/14, CP	500	500
		3,975
Minnesota - 0.4%
Minnesota Gen. Oblig. Bonds Series 2008 C, 5% 8/1/15	1,275	1,332
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/15	800	813
Univ. of Minnesota Gen. Oblig. Series 2007 B, 0.06% 9/3/14, CP	400	400
Univ. of Minnesota Rev. Series 2005 A, 0.08% 11/5/14, CP	800	800
		3,345
Missouri - 0.1%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.12%, tender 3/27/15 (a)	500	500
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Series A:
0.08% 11/6/14, CP	500	500
0.09% 11/13/14, CP	500	500
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.1% 11/17/14, CP	300	300
0.12% 9/4/14, CP	1,370	1,370
		2,670
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.1% 10/9/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	400	400
Series 2006 B, 0.1% 12/1/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	700	700
		1,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.37% tender 9/12/14, CP mode	$ 1,100	$ 1,100
New Jersey - 1.3%
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	600	604
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	400	402
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 10/16/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,500	4,500
Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,540	2,540
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,100	2,100
Series Putters 4461, 0.1%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	900	900
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	500	502
		11,548
New York - 0.3%
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	800	800
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.08% 11/6/14, LOC Barclays Bank PLC, CP	1,600	1,600
Series 2D, 0.1% 12/8/14, LOC Citibank NA, CP	500	500
		2,900
North Carolina - 0.2%
North Carolina Gen. Oblig. Bonds Series 2005 B, 5% 4/1/15	2,100	2,159
Ohio - 2.1%
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.1% tender 2/4/15, CP mode	700	700
Series 2008 B6:
0.1% tender 10/6/14, CP mode	8,000	8,000
0.1% tender 10/29/14, CP mode	9,200	9,200
		17,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 1.0%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.08% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	$ 1,000	$ 1,000
0.09% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
0.09% 12/8/14, LOC State Street Bank & Trust Co., Boston, CP	500	500
		9,000
Oregon - 0.8%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.1%, tender 10/1/14 (a)	500	500
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,000	1,000
TAN Series 2014 A, 2% 6/15/15	5,000	5,074
		6,574
Pennsylvania - 0.4%
Pennsylvania Gen. Oblig. Bonds Series 2012, 5% 6/1/15	3,200	3,317
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	400	407
		3,724
Texas - 7.2%
Austin Elec. Util. Sys. Rev. 0.08% 9/2/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	625	625
Harris County Gen. Oblig.:
Series A1, 0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	700	700
Series D, 0.09% 9/17/14 (Liquidity Facility JPMorgan Chase Bank), CP	1,210	1,210
Harris County Metropolitan Trans. Auth. Series A1:
0.09% 9/8/14 (Liquidity Facility JPMorgan Chase Bank), CP	1,900	1,900
0.14% 12/10/14 (Liquidity Facility JPMorgan Chase Bank), CP	16,500	16,500
Lower Colorado River Auth. Rev.:
Series A:
0.09% 10/7/14, LOC JPMorgan Chase Bank, CP	400	400
0.09% 11/4/14, LOC JPMorgan Chase Bank, CP	600	600
0.08% 10/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,400	1,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 300	$ 300
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	400	400
0.1% 10/7/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	300	300
0.1% 12/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	600	600
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.14%, tender 3/27/15 (a)	400	400
Texas A&M Univ. Rev. Series 1993 B, 0.09% 12/8/14, CP	600	600
Texas Gen. Oblig.:
Bonds Series 2010 B, 5% 10/1/14	1,000	1,004
TRAN Series 2014, 1.5% 8/31/15	31,500	31,926
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.09% 11/6/14, LOC Barclays Bank PLC, CP	500	500
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.06% 9/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.07% 10/15/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 11/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 11/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 11/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500	500
0.08% 11/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300	300
		62,165
Utah - 1.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.11% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), CP	375	375
Utah Gen. Oblig. Bonds:
Series 2009 B, 4% 7/1/15	4,300	4,439
Series 2010 A, 5% 7/1/15	10,000	10,406
		15,220
Virginia - 0.5%
Fairfax County Gen. Oblig. Bonds 5% 10/1/14	2,900	2,912
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.13%, tender 3/27/15 (a)	$ 1,100	$ 1,100
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.08% 11/17/14, CP	800	800
		4,812
Washington - 1.2%
Energy Northwest Elec. Rev. Bonds Series 2005 A, 5% 7/1/15	5,000	5,202
Washington Gen. Oblig. Bonds:
Series 2007 C, 5% 1/1/15	2,740	2,784
Series 2010 B, 5% 1/1/15	1,830	1,860
Washington Health Care Facilities Auth. Rev. Bonds Series 2013 B1, 0.2%, tender 3/27/15 (a)	500	500
		10,346
Wisconsin - 1.4%
Milwaukee Gen. Oblig.:
Bonds Series 2014 N2, 5% 4/1/15	500	514
RAN Series 2014 RI, 1% 12/23/14	700	702
Wisconsin Gen. Oblig.:
Bonds Series 2005 1, 5% 5/1/15	1,400	1,445
Series 2005 A, 0.08% 11/17/14 (Liquidity Facility Bank of New York, New York), CP	400	400
Series 2013 A:
0.07% 10/3/14 (Liquidity Facility Bank of New York, New York), CP	600	600
0.1% 9/4/14 (Liquidity Facility Bank of New York, New York), CP	500	500
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.11%, tender 3/27/15 (a)	470	470
Series 2014 B1, 0.13%, tender 3/27/15 (a)	500	500
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2012 J, 0.09% tender 10/7/14, CP mode	400	400
Wisconsin Trans. Rev.:
Series 2006 A:
0.09% 10/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	5,260	5,260
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A: - continued
0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 800	$ 800
Series 2013 A, 0.09% 12/8/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	700	700
		12,291
TOTAL OTHER MUNICIPAL DEBT (Cost $281,470)		281,470
Investment Company - 7.1%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.05% (b)(c) (Cost $61,359)	61,358,900	61,359
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $881,064)		881,064
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(14,508)
NET ASSETS - 100%		$ 866,556
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION N
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,840,000 or 1.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 800
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 10/16/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 4,500
Security	Acquisition Date	Cost (000s)
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 2,540
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 10/10/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 2,100
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.1%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 900
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	5/15/12	$ 1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 31
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $819,705)	$ 819,705
Fidelity Central Funds (cost $61,359)	61,359
Total Investments (cost $881,064)		$ 881,064
Cash		17,743
Receivable for fund shares sold		144
Interest receivable		1,020
Distributions receivable from Fidelity Central Funds		2
Receivable from investment adviser for expense reductions		68
Other receivables		1
Total assets		900,042

Liabilities
Payable for investments purchased	$ 32,926
Payable for fund shares redeemed	440
Distributions payable	1
Accrued management fee	118
Other affiliated payables	1
Total liabilities		33,486

Net Assets		$ 866,556
Net Assets consist of:
Paid in capital		$ 866,503
Accumulated undistributed net realized gain (loss) on investments		53
Net Assets, for 864,829 shares outstanding		$ 866,556
Net Asset Value, offering price and redemption price per share ($866,556 ÷ 864,829 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 923
Income from Fidelity Central Funds		31
Total income		954

Expenses
Management fee	$ 3,958
Independent trustees' compensation	4
Total expenses before reductions	3,962
Expense reductions	(3,098)	864
Net investment income (loss)		90
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		15
Net increase in net assets resulting from operations		$ 105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 90	$ 108
Net realized gain (loss)	15	173
Net increase in net assets resulting from operations	105	281
Distributions to shareholders from net investment income	(92)	(105)
Distributions to shareholders from net realized gain	(181)	-
Total distributions	(273)	(105)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	206,878	278,100
Reinvestment of distributions	255	98
Cost of shares redeemed	(316,493)	(438,651)
Net increase (decrease) in net assets and shares resulting from share transactions	(109,360)	(160,453)
Total increase (decrease) in net assets	(109,528)	(160,277)

Net Assets
Beginning of period	976,084	1,136,361
End of period	$ 866,556	$ 976,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	-D	-	- D	-D	-D
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.03%	.01%	.01%	.02%	.02%
Ratios to Average Net AssetsB,C
Expenses before reductions	.43%	.43%	.43%	.43%	.43%
Expenses net of fee waivers, if any	.09%	.15%	.17%	.27%	.29%
Expenses net of all reductions	.09%	.15%	.17%	.27%	.29%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 867	$ 976	$ 1,136	$ 1,337	$ 1,747

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity AMT Tax-Free Money Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax Cost	$ 881,064

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 54

The Fund intends to elect to defer to its next fiscal year $10 of capital losses recognized during the period November 1, 2013 to August 31, 2014.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Tax-exempt Income	$ 92	$ 105
Ordinary Income	38	-
Long-term Capital Gains	143	-
Total	$ 273	$ 105

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .43% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

The investment adviser voluntarily agreed to waive expenses of the Fund to the extent annual operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this waiver. During the period this waiver reduced the Fund's expenses by $922.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of ..01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,175.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity AMT Tax-Free Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity AMT Tax-Free Money Fund (a fund of Fidelity Union Street Trust II) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity AMT Tax-Free Money Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Name, Year of Birth; Principal Occupation
Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Name, Year of Birth; Principal Occupation
Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Name, Year of Birth; Principal Occupation
Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Name, Year of Birth; Principal Occupation
Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $15,492, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMM-UANN-1014
1.790914.111

Fidelity®

Arizona Municipal

Income Fund

and

Fidelity
Arizona Municipal
Money Market Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Arizona Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months, and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Arizona Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity Arizona Municipal Income Fund	11.06%	5.42%	4.42%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Arizona Municipal Income Fund on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds posted a strong result for the 12 months ending August 31, 2014, driven by resurgent demand, tight supply and an improving economy. The Barclays® Municipal Bond Index returned 10.14% for the full year, significantly outpacing the broader U.S. investment-grade taxable bond market. Munis rebounded from a decline prior to the period amid fears of rising interest rates and continued concerns about the isolated difficulties of a few prominent muni issuers - concerns that still lingered at period end. Yet demand for U.S. bonds of all types helped to spur a muni recovery beginning in early 2014, driven by uneven global economic growth, geopolitical tension and low-interest-rate policies from major central banks. Investors became more upbeat about the fundamental outlook for many states and municipalities, based on generally improving state tax revenues and relief that the financial distress experienced by a few issuers didn't expand to the broader market. Higher federal tax rates for top earners and a new 3.8% Medicare tax on unearned, non-municipal investment income also increased the appeal of munis during the period among tax-sensitive investors. Supply trends were mostly favorable, as issuers' refinancing activity declined about 14% during the first eight months of 2014 relative to the same period last year.

Comments from Kevin Ramundo, Portfolio Manager of Fidelity® Arizona Municipal Income Fund: For the year, the fund gained 11.06%, while Barclays® Arizona 4+ Year Enhanced Municipal Bond Index advanced 11.39%. I kept the fund's duration - a measure of sensitivity to interest rates - in line with its benchmark. I also evaluated bonds based on their yield, as well as their potential for price appreciation. I kept investments diversified in terms of issuers and sectors, and continued to draw on Fidelity's research and trading resources to find bonds that I believed offered good value relative to comparable securities of similar maturities. My approach to yield-curve positioning - how the fund was spread across bonds with various maturities - drove the period's return. The fund's overweighting in bonds with maturities of 20 years or more boosted relative performance, because these investments rose in price the most. Security selection among health care bonds also was a big plus. Specifically, the fund benefited from overweighting health care holdings rated BBB, a segment that outpaced higher-quality health care bonds. In contrast, the fund's underweighting in prepaid gas bonds detracted because they outpaced the benchmark as investor demand for yield intensified during the period. The fund's exposure to Puerto Rico bonds also detracted as they substantially trailed the benchmark. At the end of the period, the fund held no Puerto Rico bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Fidelity Arizona Municipal Income Fund	.55%
Actual		$ 1,000.00	$ 1,049.80	$ 2.84
HypotheticalA		$ 1,000.00	$ 1,022.43	$ 2.80
Fidelity Arizona Municipal Money Market Fund	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Arizona Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	21.2	17.5
Health Care	21.1	21.4
Education	14.8	15.6
Special Tax	11.7	15.2
Electric Utilities	10.4	10.7
Weighted Average Maturity as of August 31, 2014
		6 months ago
Years	6.1	6.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	6.6	7.7

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
AA,A 82.0%	AA,A 77.8%
BBB 13.1%	BBB 20.1%
Short-Term Investments and Net Other Assets 4.9%	Short-Term Investments and Net Other Assets 2.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Arizona Municipal Income Fund

Investments August 31, 2014

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount	Value
Arizona - 94.2%
Arizona Board of Regents Arizona State Univ. Rev.:
(Polytechnic Campus Proj.) Series 2008 C:
5.75% 7/1/22	$ 1,500,000	$ 1,731,240
5.75% 7/1/23	250,000	288,743
Series 2012 A, 5% 7/1/26	1,000,000	1,160,460
Arizona Board of Regents Ctfs. of Prtn.:
(Arizona Biomedical Research Collaborative Bldg. Proj.) Series 2006, 5% 6/1/19 (AMBAC Insured)	1,140,000	1,218,318
(Univ. of Arizona Projs.):
Series 2006 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,073,930
Series 2012 C, 5% 6/1/26	3,035,000	3,505,850
Arizona Ctfs. of Prtn.:
Series 2008 A, 5% 9/1/20 (FSA Insured)	1,640,000	1,836,341
Series 2010 A, 5% 10/1/29 (FSA Insured)	5,000,000	5,450,200
Series 2013 A, 5% 10/1/25	1,870,000	2,140,720
Arizona Game and Fish Dept. and Commission (AGF Administration Bldg. Proj.) Series 2006:
5% 7/1/21	1,280,000	1,336,691
5% 7/1/32	470,000	485,707
Arizona Health Facilities Auth. Hosp. Sys. Rev.:
(Phoenix Children's Hosp. Proj.) Series 2012 A, 5% 2/1/42	1,000,000	1,061,560
Series 2012 A, 5% 2/1/23	1,285,000	1,492,515
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,088,780
Series 2007 B, 1.0446% 1/1/37 (b)	1,000,000	884,870
Series 2008 A, 5.25% 1/1/31	1,000,000	1,076,570
Series 2008 D:
5.375% 1/1/32	1,000,000	1,083,820
6% 1/1/27	1,000,000	1,137,020
Series 2011 B1, 5.25% 3/1/39	1,000,000	1,095,970
Series 2012 A, 5% 1/1/43	3,500,000	3,754,590
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	1,000,000	1,148,150
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,000,000	1,162,870
Arizona Trans. Board Hwy. Rev. Series 2011 A, 5.25% 7/1/26	1,250,000	1,488,600
Avondale Muni. Dev. Corp. Excise Tax Rev. 5% 7/1/28	500,000	554,760
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,450,944
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Cottonwood Wtr. Sys. Rev.: - continued
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	$ 1,125,000	$ 1,157,749
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,333,423
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2007, 5.25% 5/15/19	1,000,000	1,119,710
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,087,507
Series 2005, 5% 12/1/35	1,000,000	1,014,120
Series 2007:
5% 12/1/27	1,000,000	1,054,640
5% 12/1/32	1,000,000	1,041,800
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/17 (AMBAC Insured)	1,580,000	1,696,794
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	1,000,000	1,122,210
Marana Muni. Property Corp. Facilities Rev. Series A, 5.25% 7/1/22	1,620,000	1,835,282
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Healthcare West Proj.):
Series 2007 A, 5.25% 7/1/32	1,000,000	1,047,730
Series 2009 A, 6% 7/1/39	1,000,000	1,124,690
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,050,300
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	6,000,000	6,464,157
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/28 (a)	690,000	755,674
1% 7/1/29 (a)	480,000	532,190
1% 7/1/30 (a)	400,000	441,872
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5% 7/1/38	1,000,000	1,058,360
Mesa Hwy. Proj. Advancement Series 2011 A, 5% 7/1/17	500,000	519,560
Mesa Util. Sys. Rev. Series 2006, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,233,230
Northern Ariz Univ. Ctfs. of Prtn. (Univ. Proj.) Series 2013, 5% 9/1/24	1,000,000	1,141,180
Northern Arizona Univ. Revs.:
Series 2012:
5% 6/1/36	860,000	950,962
5% 6/1/41	1,250,000	1,360,100
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Northern Arizona Univ. Revs.: - continued
Series 2013, 5% 8/1/27	$ 1,000,000	$ 1,160,390
5% 6/1/21 (AMBAC Insured)	1,085,000	1,171,388
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2008 A, 5% 7/1/33	1,000,000	1,097,910
Series 2013, 5% 7/1/26 (c)	1,100,000	1,279,608
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,615,760
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series 2005 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	550,000	571,049
5% 7/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,033,110
Series 2007 A, 5% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250,000	1,377,850
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2007, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,110
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,811,478
Phoenix Gen. Oblig. Series 2014, 4% 7/1/26	2,000,000	2,261,720
Phoenix-Mesa Gateway Arpt. Auth. (Mesa Proj.)Series 2012:
5% 7/1/24 (c)	380,000	438,079
5% 7/1/27 (c)	400,000	448,592
Pima County Ctfs. of Prtn.:
(Justice Bldg. Proj.) Series 2007 A:
5% 7/1/19 (AMBAC Insured)	650,000	714,961
5% 7/1/21 (AMBAC Insured)	910,000	999,353
Series 2013 A, 5% 12/1/22	1,000,000	1,185,940
Series 2014, 5% 12/1/27	1,745,000	2,008,059
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/22	1,635,000	1,955,640
5% 7/1/25	1,000,000	1,156,610
Series 2012 A:
5% 7/1/25	1,600,000	1,893,872
5% 7/1/26	1,000,000	1,175,870
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Pima County Unified School District #1 Tucson (Proj. of 2004):
Series 2007 C, 5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,108,470
Series 2008 D, 5% 7/1/25 (FSA Insured)	1,000,000	1,133,200
Pinal County Unified School District #44 J.O. Combs (2006 School Impt. Proj.) Series B, 5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	933,220
Queen Creek Excise Tax & State Shared Rev. 5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,242,731
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A:
5% 1/1/24	1,075,000	1,216,771
5% 1/1/33	1,000,000	1,113,430
5% 1/1/38	2,400,000	2,655,744
Series 2009 A, 5% 1/1/26	1,950,000	2,244,450
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5% 12/1/37	1,500,000	1,703,400
5.5% 12/1/29	3,000,000	3,612,900
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.):
Series 2006 C, 5% 9/1/35 (FSA Insured)	415,000	444,905
Series 2008 A, 5% 9/1/23	355,000	381,522
Sedona Excise Tax Rev. Series 2005, 5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,038,180
Tempe Excise Tax Rev. Series 2012, 5% 7/1/25	1,090,000	1,270,744
Tempe Transit Excise Tax Rev. Series 2008, 4.75% 7/1/38	60,000	62,770
Tucson Ctfs. of Prtn.:
Series 2006 A, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,250,538
Series 2007, 5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,097,600
Series 2014:
4% 7/1/20 (FSA Insured)	500,000	559,095
5% 7/1/28 (FSA Insured)	1,000,000	1,159,820
Univ. Med. Ctr. Corp. Hosp. Rev.:
Series 2005, 5% 7/1/16	570,000	587,186
Series 2011, 6% 7/1/39	2,235,000	2,555,454
5.625% 7/1/36	1,000,000	1,115,830
Univ. of Arizona Univ. Revs.:
Series 2008 A, 5% 6/1/22	1,315,000	1,469,605
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs.: - continued
Series 2009 A, 5% 6/1/39	$ 1,000,000	$ 1,079,930
Series 2012 A, 5% 6/1/37	2,000,000	2,231,960
Yavapai County Indl. Dev. Auth.:
(Northern Healthcare Sys. Proj.) Series 2011, 5% 10/1/20	1,000,000	1,175,800
Series 2012 A, 5.25% 8/1/33	2,000,000	2,187,300
Yuma Indl. Dev. Auth. Hosp. Rev. Series 2014 A, 5% 8/1/27	2,000,000	2,278,040
		137,226,403
Guam - 0.7%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	300,000	328,635
6.375% 10/1/43 (c)	200,000	224,196
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	400,000	473,868
		1,026,699
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	300,000	328,488
TOTAL INVESTMENT PORTFOLIO - 95.1% (Cost $130,053,594)	138,581,590
NET OTHER ASSETS (LIABILITIES) - 4.9%	7,202,781
NET ASSETS - 100%	$ 145,784,371
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	21.2%
Health Care	21.1%
Education	14.8%
Special Tax	11.7%
Electric Utilities	10.4%
Water & Sewer	8.9%
Others* (Individually Less Than 5%)	11.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $130,053,594)		$ 138,581,590
Cash		6,695,251
Receivable for fund shares sold		66,717
Interest receivable		1,391,740
Other receivables		500
Total assets		146,735,798

Liabilities
Payable for fund shares redeemed	$ 747,889
Distributions payable	137,269
Accrued management fee	66,269
Total liabilities		951,427

Net Assets		$ 145,784,371
Net Assets consist of:
Paid in capital		$ 137,115,204
Undistributed net investment income		58,432
Accumulated undistributed net realized gain (loss) on investments		82,739
Net unrealized appreciation (depreciation) on investments		8,527,996
Net Assets, for 12,037,642 shares outstanding		$ 145,784,371
Net Asset Value, offering price and redemption price per share ($145,784,371 ÷ 12,037,642 shares)		$ 12.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 5,614,614

Expenses
Management fee	$ 780,388
Independent trustees' compensation	598
Miscellaneous	248
Total expenses before reductions	781,234
Expense reductions	(997)	780,237
Net investment income (loss)		4,834,377
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		515,340
Change in net unrealized appreciation (depreciation) on investment securities		9,853,367
Net gain (loss)		10,368,707
Net increase (decrease) in net assets resulting from operations		$ 15,203,084

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Income Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,834,377	$ 5,865,526
Net realized gain (loss)	515,340	414,386
Change in net unrealized appreciation (depreciation)	9,853,367	(13,510,768)
Net increase (decrease) in net assets resulting from operations	15,203,084	(7,230,856)
Distributions to shareholders from net investment income	(4,818,486)	(5,864,083)
Distributions to shareholders from net realized gain	(384,484)	(382,125)
Total distributions	(5,202,970)	(6,246,208)
Share transactions Proceeds from sales of shares	24,985,147	56,665,182
Reinvestment of distributions	3,308,880	3,619,802
Cost of shares redeemed	(48,563,480)	(74,669,582)
Net increase (decrease) in net assets resulting from share transactions	(20,269,453)	(14,384,598)
Redemption fees	4,678	3,595
Total increase (decrease) in net assets	(10,264,661)	(27,858,067)

Net Assets
Beginning of period	156,049,032	183,907,099
End of period (including undistributed net investment income of $58,432 and undistributed net investment income of $37,002, respectively)	$ 145,784,371	$ 156,049,032
Other Information Shares
Sold	2,145,415	4,727,263
Issued in reinvestment of distributions	281,835	300,213
Redeemed	(4,189,157)	(6,309,658)
Net increase (decrease)	(1,761,907)	(1,282,182)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 12.19	$ 11.55	$ 11.76	$ 11.12
Income from Investment Operations
Net investment income (loss) B	.399	.382	.413	.420	.416
Net realized and unrealized gain (loss)	.831	(.855)	.641	(.210)	.639
Total from investment operations	1.230	(.473)	1.054	.210	1.055
Distributions from net investment income	(.398)	(.382)	(.412)	(.420)	(.416)
Distributions from net realized gain	(.032)	(.025)	(.002)	-	-
Total distributions	(.430)	(.407)	(.414)	(.420)	(.416)
Redemption fees added to paid in capital B	- D	- D	- D	- D	.001
Net asset value, end of period	$ 12.11	$ 11.31	$ 12.19	$ 11.55	$ 11.76
Total ReturnA	11.06%	(4.03)%	9.26%	1.92%	9.69%
Ratios to Average Net Assets C
Expenses before reductions	.55%	.55%	.55%	.55%	.55%
Expenses net of fee waivers, if any	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55%	.55%	.55%	.55%	.55%
Net investment income (loss)	3.40%	3.16%	3.47%	3.71%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,784	$ 156,049	$ 183,907	$ 160,378	$ 184,201
Portfolio turnover rate	8%	20%	12%	10%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/14	% of fund's investments 2/28/14	% of fund's investments 8/31/13
1 - 7	84.0	78.2	76.7
8 - 30	0.8	5.2	8.6
31 - 60	4.1	2.0	2.9
61 - 90	2.5	2.0	0.2
91 - 180	2.9	10.9	5.1
> 180	5.7	1.7	6.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/14	2/28/14	8/31/13
Fidelity Arizona Municipal Money Market Fund	29 Days	25 Days	33 Days
All Tax-Free Money Market Funds Average*	38 Days	31 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.
Weighted Average Life
	8/31/14	2/28/14	8/31/13
Fidelity Arizona Municipal Money Market Fund	29 Days	25 Days	33 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Variable Rate Demand Notes (VRDNs) 66.3%	Variable Rate Demand Notes (VRDNs) 69.4%
Other Municipal Debt 18.5%	Other Municipal Debt 26.9%
Investment Companies 14.9%	Investment Companies 3.6%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities) 0.1%

Current and Historical Seven-Day Yields

	8/31/14	5/31/14	2/28/14	11/30/13	8/31/13
Fidelity Arizona Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2014, the most recent period shown in the table, would have been -0.42%.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Investments August 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.3%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.3% 9/5/14, VRDN (c)(f)	$ 200,000	$ 200,000
Arizona - 64.0%
Arizona Board of Regents Arizona State Univ. Rev.:
Participating VRDN Series 33 85X, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	6,665,000	6,665,000
Series 2008 A, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (a)(c)	5,600,000	5,600,000
Series 2008 B, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (c)	9,000,000	9,000,000
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.05% 9/5/14, LOC Bank of America NA, VRDN (c)	2,200,000	2,200,000
Series 2008 G, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(c)	36,630,000	36,630,000
(Catholic Healthcare West Proj.):
Series 2005 B, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (c)	12,160,000	12,160,000
Series 2008 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (c)	14,000,000	14,000,000
Series 2009 F, 0.05% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (c)	24,200,000	24,200,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.11% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	3,645,000	3,645,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.21% 9/5/14, LOC Bank of America NA, VRDN (c)(f)	930,000	930,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.05% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (c)(g)	1,450,000	1,450,000
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	11,700,000	11,700,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.1% 9/5/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,500,000	3,500,000
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 23, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	6,895,000	6,895,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	2,249,675	2,249,675
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Ranchwood Apts. Proj.) Series 2001 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	$ 1,400,000	$ 1,400,000
(San Angelin Apts. Proj.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	1,300,000	1,300,000
(San Martin Apts. Proj.) Series A1, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	6,000,000	6,000,000
(San Remo Apts. Proj.) Series 2002, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	8,675,000	8,675,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.12% 9/5/14, LOC Freddie Mac, VRDN (c)(f)	12,440,000	12,440,000
(Village Square Apts. Proj.) Series 2004, 0.09% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
(Clayton Homes, Inc. Proj.) Series 1998, 0.09% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)(f)	1,000,000	1,000,000
(Valley of the Sun YMCA Proj.) Series 2008, 0.08% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,600,000	6,600,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.29% 9/5/14, VRDN (c)	2,000,000	2,000,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (c)(g)	7,250,000	7,250,000
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(g)	4,600,000	4,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000,000	4,000,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.05% 9/5/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	10,745,000	10,745,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrace Apts. Proj.) Series 1999 A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (c)	2,300,000	2,300,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (c)	600,000	600,000
(Independent Newspaper, Inc. Proj.) Series 2000, 0.25% 9/5/14, LOC Wells Fargo Bank NA, VRDN (c)(f)	595,000	595,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.06% 9/5/14, LOC Wells Fargo Bank NA, VRDN (c)	9,600,000	9,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.07% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	$ 5,635,000	$ 5,635,000
Series A, 0.08% 9/5/14, LOC Fannie Mae, VRDN (c)(f)	3,200,000	3,200,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.06% 9/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,160,000	3,160,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (c)(g)	1,300,000	1,300,000
Series MS 3078, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (c)(g)	1,500,000	1,500,000
Series ROC II R 11980 X, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (c)(g)	700,000	700,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.05% 9/5/14 (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	10,975,000	10,975,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 9/5/14, LOC Bank of America NA, VRDN (c)	11,950,000	11,950,000
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (c)	3,800,000	3,800,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (c)	3,900,000	3,900,000
		267,049,675
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.13% 9/2/14, VRDN (c)(f)	100,000	100,000
Series 1988, 0.13% 9/2/14, VRDN (c)(f)	300,000	300,000
Series 1994, 0.13% 9/2/14, VRDN (c)(f)	200,000	200,000
Series 1999 A, 0.23% 9/5/14, VRDN (c)	400,000	400,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.24% 9/5/14, VRDN (c)	360,000	360,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Series 2013 B, 0.07% 9/2/14, LOC Bank of America NA, VRDN (c)	1,500,000	1,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.0%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.3% 9/5/14, VRDN (c)(f)	$ 200,000	$ 200,000
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.04% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	300,000	300,000
Series 2008 C3, 0.06% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (c)(f)	200,000	200,000
		500,000
New Jersey - 0.3%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 9/5/14, VRDN (c)	900,000	900,000
Series 2012 A, 0.2% 9/5/14, VRDN (c)(f)	200,000	200,000
		1,100,000
New York - 0.1%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.13% 9/5/14, LOC RBS Citizens NA, VRDN (c)	600,000	600,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 9/5/14, LOC Cr. Industriel et Commercial, VRDN (c)	600,000	600,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.09% 9/2/14, VRDN (c)	400,000	400,000
Tennessee - 0.2%
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2002, 0.06% 9/2/14, LOC Bank of America NA, VRDN (c)	800,000	800,000
Texas - 0.5%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (c)(f)	200,000	200,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.22% 9/2/14, VRDN (c)(f)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 9/2/14, VRDN (c)	$ 100,000	$ 100,000
Series 2004, 0.19% 9/5/14, VRDN (c)(f)	200,000	200,000
		1,900,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.23% 9/5/14, VRDN (c)(f)	250,000	250,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 9/5/14, VRDN (c)	100,000	100,000
		350,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $276,559,675)		276,559,675
Other Municipal Debt - 18.5%

Arizona - 17.6%
Arizona School Facilities Board Ctfs. of Prtn. Bonds:
Series 2013 A1, 2% 9/1/14	2,025,000	2,025,000
Series 2013 A2, 2% 9/1/14	4,200,000	4,200,000
Arizona State Lottery Rev. Bonds Series 2010 A, 5% 7/1/15	500,000	519,869
Chandler Street & Hwy. User Rev. Bonds Series 2014, 2% 7/1/15	3,225,000	3,274,201
Maricopa County Phoenix Union High School District #210 Bonds:
(School Impt. Proj.) Series 2014 C, 1% 7/1/15	3,900,000	3,927,172
Series 2014, 1% 7/1/15	170,000	171,099
Mesa Gen. Oblig. Bonds Series 2014, 4% 7/1/15	1,800,000	1,855,175
Phoenix Civic Impt. Corp. Series 2011 B1, 0.08% 10/1/14, LOC Barclays Bank PLC, CP	17,000,000	17,000,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A:
0.09% 11/18/14, LOC Royal Bank of Canada, CP	6,000,000	6,000,000
0.09% 11/18/14, LOC Royal Bank of Canada, CP	4,200,000	4,200,000
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2005, 5% 7/1/15	4,100,000	4,263,480
Phoenix Gen. Oblig. Bonds Series 2007 A, 5% 7/1/15	1,750,000	1,820,628
Pima County Ctfs. of Prtn. Bonds Series 2014, 2% 12/1/14	400,000	401,758
Other Municipal Debt - continued
	Principal Amount	Value
Arizona - continued
Pima County Reg'l. Trans. Auth. Excise Tax Rev. Bonds Series 2014, 4% 6/1/15	$ 4,000,000	$ 4,115,804
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.09% 9/4/14, CP	4,000,000	4,000,000
0.1% 12/1/14, CP	8,000,000	8,000,000
Scottsdale Gen. Oblig. Bonds Series 2014, 2% 7/1/15	3,845,000	3,903,990
		73,478,176
Kentucky - 0.2%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.22% tender 9/16/14, CP mode	300,000	300,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.26% tender 9/25/14, CP mode (f)	600,000	600,000
		900,000
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 0.32% tender 9/25/14, CP mode (f)	100,000	100,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.25% tender 9/25/14, CP mode	1,200,000	1,200,000
		1,300,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.26% tender 9/25/14, CP mode (f)	300,000	300,000
Series 1990 A2, 0.32% tender 9/25/14, CP mode (f)	500,000	500,000
		800,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 9/17/14, CP mode (f)	300,000	300,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 9/18/14, CP mode (f)	200,000	200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $76,978,176)		76,978,176
Investment Company - 14.9%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.05% (d)(e) (Cost $ 62,348,000)	62,348,000	$ 62,348,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $ 415,885,851)		415,885,851
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,379,892
NET ASSETS - 100%		$ 417,265,743
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security sold on a delayed delivery basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 15,967
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $353,537,851)	$ 353,537,851
Fidelity Central Funds (cost $62,348,000)	62,348,000
Total Investments (cost $415,885,851)		$ 415,885,851
Cash		36,400
Receivable for securities sold on a delayed delivery basis		3,300,000
Receivable for fund shares sold		3,375,771
Interest receivable		229,403
Distributions receivable from Fidelity Central Funds		2,559
Other receivables		1,272
Total assets		422,831,256

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,500,000
Payable for fund shares redeemed	3,042,067
Distributions payable	258
Accrued management fee	23,181
Other affiliated payables	7
Total liabilities		5,565,513

Net Assets		$ 417,265,743
Net Assets consist of:
Paid in capital		$ 417,259,747
Accumulated undistributed net realized gain (loss) on investments		5,996
Net Assets, for 417,031,999 shares outstanding		$ 417,265,743
Net Asset Value, offering price and redemption price per share ($417,265,743 ÷ 417,031,999 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Arizona Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 390,950
Income from Fidelity Central Funds		15,967
Total income		406,917

Expenses
Management fee	$ 2,040,432
Independent trustees' compensation	1,693
Miscellaneous	3,295
Total expenses before reductions	2,045,420
Expense reductions	(1,679,222)	366,198
Net investment income (loss)		40,719
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		11,323
Net increase in net assets resulting from operations		$ 52,042

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,719	$ 39,766
Net realized gain (loss)	11,323	34,577
Net increase in net assets resulting from operations	52,042	74,343
Distributions to shareholders from net investment income	(40,804)	(39,744)
Distributions to shareholders from net realized gain	-	(19,435)
Total distributions	(40,804)	(59,179)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,152,542,029	1,139,250,963
Reinvestment of distributions	38,505	56,967
Cost of shares redeemed	(1,143,354,086)	(1,120,287,777)
Net increase (decrease) in net assets and shares resulting from share transactions	9,226,448	19,020,153
Total increase (decrease) in net assets	9,237,686	19,035,317

Net Assets
Beginning of period	408,028,057	388,992,740
End of period	$ 417,265,743	$ 408,028,057

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)D	-	-	-	-	-
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operationsD	-	-	-	-	-
Distributions from net investment incomeD	-	-	-	-	-
Distributions from net realized gain	-	-D	-	-	-
Total DistributionsD	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsB, C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.09%	.16%	.19%	.26%	.33%
Expenses net of all reductions	.09%	.16%	.19%	.26%	.33%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 417,266	$ 408,028	$ 388,993	$ 382,688	$ 345,362

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Arizona Municipal Income Fund (the Income Fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Union Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Arizona.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original

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3. Significant Accounting Policies - continued

Investment Valuation - continued

cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed short-term capital gain and undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of August 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, each Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Arizona Municipal Income Fund	$ 130,028,516	$ 8,787,875	$ (234,801)	$ 8,553,074
Fidelity Arizona Municipal Money Market Fund	415,885,851	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Arizona Municipal Income Fund	$ 33,355	$ 82,739	$ 8,553,074
Fidelity Arizona Municipal Money Market Fund	119	5,879	-

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

August 31, 2014
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 4,818,486	$ 384,484	$ 5,202,970
Fidelity Arizona Municipal Money Market Fund	40,804	-	40,804
August 31, 2013
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity Arizona Municipal Income Fund	$ 5,864,083	$ -	$ 382,125	$ 6,246,208
Fidelity Arizona Municipal Money Market Fund	39,744	3,887	15,548	59,179

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $11,656,510 and $36,087,562, respectively.

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Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee. The investment adviser pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to the investment adviser by the Funds is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Each Fund's management fee is equal to the following annual rate of average net assets:

Fidelity Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Arizona Municipal Income Fund	$ 248

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $1,677,265.

In addition, through arrangements with each applicable Fund's custodian and, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

Fidelity Arizona Municipal Income Fund	$ 997
Fidelity Arizona Municipal Money Market Fund	1,957

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8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust and Fidelity Union Street Trust II and the Shareholders of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Fidelity Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2014, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Union Street Trust's and Fidelity Union Street Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2014

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Trustees and Officers

The Trustees and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

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The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Arizona Municipal Income Fund	10/06/14	10/03/14	$0.008
Fidelity Arizona Municipal Money Market Fund	10/06/14	10/03/14	$0.000

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year ended August 31, 2014, or, if subsequently determined to be different, the net capital gain of such year:

Fidelity Arizona Municipal Income Fund	$510,156
Fidelity Arizona Municipal Money Market Fund	$11,275

During fiscal year ended 2014, 100% of each fund's income dividends was free from federal income tax, and 1.70% and 17.53% of Fidelity Arizona Municipal Income Fund and Fidelity Arizona Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AZI-SPZ-UANN-1014
1.790910.111

Fidelity®

Municipal Money Market

Fund

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.09%	$ 1,000.00	$ 1,000.10	$ .45
HypotheticalA		$ 1,000.00	$ 1,024.75	$ .46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 8/31/14	% of fund's investments 2/28/14	% of fund's investments 8/31/13
1 - 7	75.7	73.7	72.9
8 - 30	2.6	2.4	5.6
31 - 60	4.8	4.4	2.5
61 - 90	2.8	3.8	0.8
91 - 180	5.2	9.0	3.3
> 180	8.9	6.7	14.9
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	8/31/14	2/28/14	8/31/13
Fidelity Municipal Money Market Fund	42 Days	34 Days	54 Days
All Tax-Free Money Market Funds Average*	38 Days	31 Days	42 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	8/31/14	2/28/14	8/31/13
Fidelity Municipal Money Market Fund	42 Days	34 Days	54 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Variable Rate Demand Notes (VRDNs) 62.3%	Variable Rate Demand Notes (VRDNs) 59.8%
Other Municipal Debt 26.4%	Other Municipal Debt 30.3%
Investment Companies 10.7%	Investment Companies 10.2%
Net Other Assets (Liabilities) 0.6%	Net Other Assets (Liabilities)† (0.3)%

* Source: iMoneyNet, Inc.
† Net Other Assets (Liabilities) are not included in the pie chart.
Current and Historical Seven-Day Yields
	8/31/14	5/31/14	2/28/14	11/30/13	8/31/13
Fidelity Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and its possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for period ending August 31, 2014 the most recent period shown in the table, would have been -0.32%.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.7%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.3% 9/5/14, VRDN (b)(e)	$ 39,215	$ 39,215
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.09% 9/5/14, LOC Bayerische Landesbank Girozentrale, VRDN (b)	21,000	21,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.06% 9/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (b)	14,800	14,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.04% 9/2/14, VRDN (b)	15,300	15,300
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.04% 9/5/14, LOC PNC Bank NA, VRDN (b)	31,300	31,300
Washington County Indl. Dev. Auth. Rev. (Sempra Energy Proj.) Series 2007, 0.05% 9/5/14, LOC UBS AG, VRDN (b)	43,160	43,160
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.06% 9/2/14, VRDN (b)(e)	31,800	31,800
		196,575
Alaska - 0.6%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.05% 9/5/14, LOC Union Bank NA, VRDN (b)	19,725	19,725
(Greater Fairbanks Hosp. Proj.) Series 2009 B, 0.04% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,000	6,000
Participating VRDN Series Putters 4722, 0.05% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	16,665	16,665
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.05% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,900	8,900
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.05% 9/5/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	60,100	60,100
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.06% 9/5/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	26,000	26,000
Series 1994 C, 0.06% 9/5/14 (ConocoPhillips Co. Guaranteed), VRDN (b)	3,000	3,000
Series 2002, 0.05% 9/5/14, VRDN (b)	15,700	15,700
		156,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.4%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(a)	$ 22,665	$ 22,665
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 F, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	30,610	30,610
Series 2008 G, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	19,440	19,440
(Catholic Healthcare West Proj.):
Series 2005 B, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	13,930	13,930
Series 2008 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	33,500	33,500
Series 2008 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	23,800	23,800
Series 2009 F, 0.05% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	39,750	39,750
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	3,395	3,395
Coconino County Poll. Cont. Corp. Rev.:
(Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 0.25% 9/5/14, VRDN (b)	4,000	4,000
(Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.1% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,900	14,900
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	2,395	2,395
(San Angelin Apts. Proj.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Clemente Apts. Proj.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	14,500	14,500
(San Lucas Apts. Proj.) Series 2003, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	13,700	13,700
(San Martin Apts. Proj.):
Series A1, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	5,700	5,700
Series A2, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	14,900	14,900
(San Remo Apts. Proj.) Series 2002, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	4,100	4,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Sands Apts. Proj.) Series 2001 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 2,700	$ 2,700
(Village Square Apts. Proj.) Series 2004, 0.09% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.09% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	4,200	4,200
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.29% 9/5/14, VRDN (b)	1,500	1,500
Northern Arizona Univ. Revs. Participating VRDN Series Solar 07 14, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	16,425	16,425
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.06% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	2,500	2,500
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	4,500	4,500
Series A, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	2,525	2,525
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,200	5,200
Series EGL 06 0141, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	28,800	28,800
Series EGL 07 0012, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	14,850	14,850
Series Putters 3307, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,395	6,395
Series Putters 3467, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000	4,000
Series ROC II R 14060, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)	1,000	1,000
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	14,800	14,800
		406,980
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arkansas - 0.5%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)	$ 6,915	$ 6,915
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.32% 9/5/14, VRDN (b)(e)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.07% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,310	2,310
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.08% 9/5/14, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	100,000	100,000
		143,625
California - 2.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.05% 9/5/14, LOC Citibank NA, VRDN (b)	41,800	41,800
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.06% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	3,600	3,600
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series EGL 06 83 Class A, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	35,600	35,600
Series II R 11901, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	2,100	2,100
California Edl. Facilities Auth. Rev. Participating VRDN:
Series BA 08 1207, 0.1% 9/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	11,110	11,110
Series ROC II R 11974, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,555	4,555
California Gen. Oblig. Series 2003 C1, 0.04% 9/5/14, LOC Bank of America NA, VRDN (b)	6,200	6,200
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 3294, 0.08% 9/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	10,125	10,125
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 N, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	12,235	12,235
Series 2002 J, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	940	940
Series 2003 H, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	10,415	10,415
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
Series 2003 M:
0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	$ 5,200	$ 5,200
0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	18,435	18,435
Series 2006 C, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	54,000	54,000
Series 2006 F2, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	1,600	1,600
Series 2007 K, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	11,360	11,360
(Multifamily Hsg. Prog.) Series 2007 H, 0.04% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	14,145	14,145
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Maple Square Apt. Proj.) Series AA, 0.07% 9/5/14, LOC Citibank NA, VRDN (b)(e)	5,555	5,555
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.05% 9/5/14, LOC Citibank NA, VRDN (b)	61,745	61,745
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.08% 9/5/14 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)	1,500	1,500
Series ROC II R 11728, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	7,040	7,040
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN Series Putters 3902 Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,380	3,380
Los Angeles Hbr. Dept. Rev. Participating VRDN Series DB 634, 0.07% 9/5/14 (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	14,780	14,780
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.05% 9/5/14, LOC Citibank NA, VRDN (b)(e)	1,800	1,800
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	29,000	29,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.08% 9/5/14, LOC Bank of America NA, VRDN (b)	16,320	16,320
Newport Mesa Unified School District Participating VRDN Series WF 11 70Z, 0.05% 9/5/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	15,030	15,030
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.05% 9/5/14, LOC Citibank NA, VRDN (b)	62,060	62,060
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 06 2222, 0.05% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	$ 16,575	$ 16,575
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	63,950	63,950
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.06% 9/5/14, LOC Freddie Mac, VRDN (b)	5,000	5,000
San Juan Capistrano Gen. Oblig. Participating VRDN Series Putters 3646, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,050	10,050
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)	8,850	8,850
		566,055
Colorado - 1.4%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
Aurora Hsg. Auth. Multi-family Hsg. Rev. (Liberty Creek Proj.) Series 2008, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	27,580	27,580
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	1,405	1,405
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	39,335	39,335
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	50,890	50,890
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.07% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,160	14,160
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 14 0020, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	30,610	30,610
Series EGL 14 0022, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	36,165	36,165
Series EGL 14 0023, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	16,830	16,830
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series EGL 14 0024, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	$ 29,700	$ 29,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN:
Series MS 3316, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	14,030	14,030
Series Putters 4386, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	26,760	26,760
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 11, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,685	14,685
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	13,325	13,325
(Timberleaf Apts. Proj.) 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	11,165	11,165
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	35,075	35,075
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,110	7,110
		410,725
Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2014 D, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	6,130	6,130
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.13% 9/2/14, VRDN (b)(e)	1,900	1,900
Series 1993 C, 0.2% 9/5/14, VRDN (b)	5,450	5,450
Series 1994, 0.13% 9/2/14, VRDN (b)(e)	14,000	14,000
Series 1999 A, 0.23% 9/5/14, VRDN (b)	2,300	2,300
Series 1999 B, 0.24% 9/5/14, VRDN (b)(e)	9,900	9,900
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	11,800	11,800
		45,350
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.8%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pentacle Apts. Proj.) Series 2008, 0.06% 9/5/14, LOC Freddie Mac, VRDN (b)	$ 3,535	$ 3,535
(Trenton Park Apts. Proj.) Series 2001, 0.11% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	5,555	5,555
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	6,200	6,200
Series Putters 3369, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Series Putters 4020, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,250	7,250
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.04% 9/2/14, LOC JPMorgan Chase Bank, VRDN (b)	7,550	7,550
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.2% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,345	6,345
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	31,750	31,750
(The AARP Foundation Proj.) Series 2004, 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)	11,900	11,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	60,155	60,155
(World Wildlife Fund Proj.) Series 2010, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	9,400	9,400
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	28,225	28,225
Series 2006 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	31,100	31,100
(Georgetown Univ. Proj.):
Series 2007 B1, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Series 2007 B2, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	9,445	9,445
Series 2007 C2, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	2,000	2,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	9,010	9,010
		231,920
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - 2.7%
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.07% 9/5/14, LOC Citibank NA, VRDN (b)(e)	$ 10,250	$ 10,250
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) Series 2004, 0.06% 9/5/14, LOC Citibank NA, VRDN (b)(e)	6,200	6,200
(Sanctuary Apts Proj.) Series A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	15,820	15,820
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.07% 9/5/14, LOC Royal Bank of Canada, VRDN (b)(e)	8,220	8,220
Collier County Health Facilities Auth. Health Facilities Rev. (Moorings, Inc. Proj.) Series 2008, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	16,065	16,065
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.07% 9/5/14, LOC Citibank NA, VRDN (b)(e)	17,740	17,740
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series BA 08 1059, 0.07% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	4,165	4,165
Series EGL 14 0007, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	21,445	21,445
Series Putters 3834 Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,000	9,000
Series ROC II R 11884X, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	13,600	13,600
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	22,000	22,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	14,170	14,170
(Clarcona Groves Apts. Proj.) Series A, 0.08% 9/5/14, LOC Citibank NA, VRDN (b)(e)	8,600	8,600
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.08% 9/5/14, LOC Citibank NA, VRDN (b)(e)	5,200	5,200
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	5,400	5,400
(Hunters Run Apts. Proj.) Series G, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,700	7,700
(Lynn Lake Apts. Proj.) Series B1, 0.07% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	20,210	20,210
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.: - continued
(Mill Creek Apts. Proj.) Series 2004 K, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 14,200	$ 14,200
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,350	7,350
(Riverwalk I Apts. Proj.) Series 2008 E, 0.07% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	4,955	4,955
(Savannah Springs Apts. Proj.) Series G, 0.08% 9/5/14, LOC Citibank NA, VRDN (b)(e)	6,870	6,870
(Sterling Palms Apts. Proj.) Series F, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	13,970	13,970
(Victoria Park Apts. Proj.) Series 2002 J, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)	2,200	2,200
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	11,250	11,250
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	8,155	8,155
Florida Keys Aqueduct Auth. Wtr. Rev. Series 2008, 0.05% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	10,500	10,500
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC II R 11830, 0.07% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	10,875	10,875
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) Series 2005, 0.07% 9/5/14, LOC Citibank NA, VRDN (b)(e)	10,540	10,540
(Grande Oaks Apts. Proj.) Series A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Hunters Run Apts. Proj.) Series 2002 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	8,075	8,075
(Meridian Pointe Apts. Proj.) Series 2005, 0.07% 9/5/14, LOC Citibank NA, VRDN (b)(e)	11,400	11,400
(Mobley Park Apts. Proj.) Series A, 0.07% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	7,190	7,190
(Morgan Creek Apts. Proj.) Series 2003, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	12,700	12,700
(Royal Palm Key Apts. Proj.) Series 2002, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) Series 1996, 0.4% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	305	305
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series BA 09 1209X, 0.1% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	$ 5,310	$ 5,310
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	8,785	8,785
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.04% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	77,840	77,840
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.09% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,500	7,500
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	6,040	6,040
Miami-Dade County:
Series 2014 A, 0.05% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	42,300	42,300
Series 2014 B, 0.06% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	6,150	6,150
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.07% 9/5/14, LOC Citibank NA, VRDN (b)(e)	15,085	15,085
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.07% 9/5/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	9,700	9,700
Ocean Hwy. & Port Auth. Rev. 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,000	3,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.):
Series 2009 B, 0.04% 9/5/14, LOC Northern Trust Co., VRDN (b)	29,800	29,800
Series 2009 C1, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	3,975	3,975
Series 2009 C2, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	22,920	22,920
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.07% 9/5/14, LOC Citibank NA, VRDN (b)(e)	12,560	12,560
(Glenn Millenia Proj.) Series 2001 C, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	3,400	3,400
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,060	7,060
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 12,920	$ 12,920
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	20,300	20,300
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.06% 9/5/14, LOC Northern Trust Co., VRDN (b)	5,350	5,350
(Hospice of Palm Beach Proj.) Series 2001, 0.05% 9/5/14, LOC Northern Trust Co., VRDN (b)	3,000	3,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.05% 9/5/14, LOC Northern Trust Co., VRDN (b)	5,045	5,045
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.08% 9/5/14, LOC Bank of America NA, VRDN (b)	9,800	9,800
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)	11,400	11,400
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	6,400	6,400
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000	1,000
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	25,850	25,850
(Suncoast Hospice Proj.) Series 2004, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	12,650	12,650
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,600	7,600
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (b)	3,300	3,300
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 0.04% 9/5/14, LOC Bank of New York, New York, VRDN (b)	16,105	16,105
		775,045
Georgia - 1.6%
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) Series 2005, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	8,475	8,475
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: - continued
(Collegetown at Harris Homes Phase I Proj.) Series 2003, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 7,230	$ 7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.2% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	47,400	47,400
Series 2010 B, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	10,105	10,105
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 0.07% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	20,450	20,450
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	15,915	15,915
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)	44,400	44,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,950	6,950
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.08% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	9,835	9,835
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,075	4,075
Heard County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	3,600	3,600
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.07% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	7,350	7,350
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	15,555	15,555
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 83,095	$ 83,095
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	43,085	43,085
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	25,000	25,000
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2009 A, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	10,940	10,940
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	9,500	9,500
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series BC 13 20U, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,000	4,000
Series WF 11 32C, 0.05% 9/5/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,800	5,800
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.06% 9/5/14, LOC Fannie Mae, VRDN (b)	6,900	6,900
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.1% 9/5/14, VRDN (b)(e)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.08% 9/5/14, LOC Citibank NA, VRDN (b)(e)	11,290	11,290
		468,810
Hawaii - 0.2%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,155	14,155
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.):
Series 2009 A, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	15,195	15,195
Series 2009 B, 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)	12,135	12,135
Hawaii Gen. Oblig. Participating VRDN Series Putters 4007, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,665	6,665
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.06% 9/5/14, LOC Freddie Mac, VRDN (b)	$ 6,755	$ 6,755
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 11989, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,005	4,005
		58,910
Illinois - 4.3%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	1,800	1,800
Chicago Board of Ed. Series 2000 B, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	22,500	22,500
Chicago Gen. Oblig. Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.08% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	7,290	7,290
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series Putters 4360, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000	5,000
Series Solar 06 75, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,740	19,740
Chicago Midway Arpt. Rev. Series 2014 C, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	34,870	34,870
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.06% 9/5/14, LOC Barclays Bank PLC, VRDN (b)	60,900	60,900
Chicago Park District Gen. Oblig. Participating VRDN Series ROC II R 11935, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	9,375	9,375
Chicago Wtr. Rev.:
Series 2004 A1, 0.11% 9/5/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	85,540	85,540
Series 2004 A2, 0.11% 9/5/14, LOC California Pub. Employees Retirement Sys., VRDN (b)	58,335	58,335
Series 2004 A3, 0.08% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	24,050	24,050
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 0.21% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	3,200	3,200
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.16% 9/5/14, LOC BMO Harris Bank NA, VRDN (b)(e)	1,825	1,825
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.08% 9/5/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	7,825	7,825
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 16,900	$ 16,900
Illinois Edl. Facilities Auth. Rev. (Field Museum of Natural History Proj.) Series 2000, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	14,900	14,900
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.06% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	6,965	6,965
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	38,335	38,335
Series 2008 B2, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	37,535	37,535
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	37,640	37,640
Series 2008 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	26,315	26,315
(Museum of Science & Industry Proj.):
Series 2009 A, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	15,500	15,500
Series 2009 C, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	12,870	12,870
Series 2009 D, 0.05% 9/5/14, LOC Northern Trust Co., VRDN (b)	15,500	15,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	33,800	33,800
Series 2008 C, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	25,300	25,300
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	34,600	34,600
(Rockford Mem. Hosp. Proj.) 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	60,800	60,800
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.04% 9/5/14, LOC Northern Trust Co., VRDN (b)	7,700	7,700
(Saint Xavier Univ. Proj.) Series 2008, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)	9,570	9,570
Participating VRDN:
Series BA 08 1137, 0.07% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	12,855	12,855
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series EGL 06 115, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	$ 5,445	$ 5,445
Series Floaters 3342, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,300	3,300
Series MS 3332, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	5,700	5,700
Series Putters 3378, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,200	11,200
Series Putters 3435, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,105	2,105
0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,000	3,000
Series 2009 A, 0.04% 9/5/14, LOC BMO Harris Bank NA, VRDN (b)	21,685	21,685
Series 2009 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	15,500	15,500
Series 2011 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	12,720	12,720
Illinois Gen. Oblig.:
Series 2003 B, 0.03% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	56,400	56,400
Series 2003 B2, 0.04% 9/5/14, LOC Royal Bank of Canada, VRDN (b)	18,000	18,000
Series 2003 B3, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	67,550	67,550
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	25,300	25,300
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	17,900	17,900
(Valley View Apts. Proj.) 0.07% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	10,950	10,950
0.06% 9/5/14, LOC Freddie Mac, VRDN (b)	11,600	11,600
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2D, 0.05% 9/5/14, LOC Royal Bank of Canada, VRDN (b)	10,000	10,000
Series 2007 A-2A, 0.05% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	17,000	17,000
Series 2007 A1, 0.05% 9/5/14, LOC Citibank NA, VRDN (b)	117,900	117,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)	$ 19,900	$ 19,900
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.12% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 0.08% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	6,000	6,000
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.1% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	14,200	14,200
		1,227,010
Indiana - 1.7%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	13,435	13,435
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	20,970	20,970
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.08% 9/5/14, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	7,197	7,197
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.06% 9/5/14, VRDN (b)(e)	39,000	39,000
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.05% 9/5/14 (Archer Daniels Midland Co. Guaranteed), VRDN (b)	17,300	17,300
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.06% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	32,450	32,450
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	16,000	16,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,000	14,000
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	7,200	7,200
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	52,695	52,695
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.): - continued
Series 2008 B, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 40,590	$ 40,590
Series 2008 G, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	10,450	10,450
Series 2008 H, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	50,695	50,695
Series 2008 I, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
Series 2008 J, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	3,300	3,300
Indiana Fin. Auth. Hosp. Rev. Series 2011 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	15,550	15,550
Indiana Fin. Auth. Rev.:
(Ascension Health Proj.) Series 2008 E8, 0.04% 9/5/14, VRDN (b)	35,275	35,275
Series 2008, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	13,635	13,635
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,860	14,860
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.1% 9/5/14, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	6,065	6,065
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.05% 9/5/14, LOC Bank of Nova Scotia, VRDN (b)	5,500	5,500
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)	15,000	15,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	31,565	31,565
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	9,775	9,775
		480,507
Iowa - 0.3%
Iowa Fin. Auth. Series 2005 C, 0.06% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	3,460	3,460
Iowa Fin. Auth. Health Facilities Rev.:
(Iowa Health Sys. Proj.):
Series 2009 A, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (b)	2,400	2,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Health Facilities Rev.: - continued
Series 2009 B, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 11,210	$ 11,210
Series 2013 B1, 0.04% 9/5/14, LOC Union Bank NA, VRDN (b)	21,695	21,695
Series 2013 B2, 0.05% 9/5/14, LOC Union Bank NA, VRDN (b)	11,010	11,010
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 9/5/14, VRDN (b)	14,000	14,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 9/5/14, VRDN (b)(e)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.06% 9/5/14, LOC Northern Trust Co., VRDN (b)	5,400	5,400
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.):
Series 2004, 0.07% 9/2/14, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,160	2,160
Series 2007, 0.07% 9/2/14, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
		78,435
Kansas - 0.1%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.12% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	14,340	14,340
		39,440
Kentucky - 1.5%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.06% 9/5/14, VRDN (b)(e)	8,500	8,500
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	40,000	40,000
Series 2006 B, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	35,000	35,000
Series 2008 A, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	77,947	77,947
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.07% 9/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	4,870	4,870
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.07% 9/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	$ 67,250	$ 67,250
Series 1993 B, 0.07% 9/5/14 (Kimberly-Clark Corp. Guaranteed), VRDN (b)(e)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.08% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.07% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	100	100
Kentucky Econ. Dev. Fin. Auth. Rev. Series 2005 B, 0.06% 9/4/14, LOC Branch Banking & Trust Co., VRDN (b)	14,800	14,800
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.06% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	18,700	18,700
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	9,300	9,300
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.07% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	12,565	12,565
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	20,360	20,360
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 0.07% 9/5/14, LOC PNC Bank NA, VRDN (b)(e)	7,450	7,450
Louisville & Jefferson County Series 2011 A, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	19,400	19,400
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	13,400	13,400
Mercer County Solid Waste Disp. Facility Rev. (Kentucky Utils. Co. Proj.) Series 2000 A, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	12,900	12,900
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.07% 9/5/14, LOC PNC Bank NA, VRDN (b)(e)	11,000	11,000
		416,242
Louisiana - 1.2%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.04% 9/5/14, LOC Fed. Home Ln. Bank Atlanta, VRDN (b)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 63,640	$ 63,640
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 3806, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,990	9,990
Series Solar 06 133, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	6,840	6,840
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.06% 9/5/14, LOC Fannie Mae, VRDN (b)	10,670	10,670
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.07% 9/5/14, LOC Freddie Mac, VRDN (b)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.):
Series 2003 A, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (b)	3,500	3,500
Series 2013 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	14,900	14,900
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	13,695	13,695
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.06% 9/5/14, VRDN (b)(e)	1,000	1,000
Series 2003, 0.06% 9/5/14, VRDN (b)(e)	15,650	15,650
Series 2004, 0.05% 9/5/14, VRDN (b)	5,900	5,900
Series 2009 A, 0.05% 9/5/14, VRDN (b)	30,735	30,735
(C-Port LLC Proj.) Series 2008, 0.08% 9/5/14, LOC Bank of America NA, VRDN (b)	5,900	5,900
(Christus Health Proj.) Series 2009 B3, 0.05% 9/5/14, LOC Bank of New York, New York, VRDN (b)	9,470	9,470
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.24% 9/5/14, VRDN (b)	6,530	6,530
Series 2010 B1, 0.27% 9/5/14, VRDN (b)	30,270	30,270
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	50,000	50,000
Series 2010 B, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	53,400	53,400
		342,185
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.2%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.12% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	$ 3,600	$ 3,600
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	27,875	27,875
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.06% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	24,000	24,000
		55,475
Maryland - 0.5%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.04% 9/5/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	13,590	13,590
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Barrington Apts. Proj.) Series A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	12,190	12,190
(Parlane Apts. Proj.) Series 2001 C, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	3,400	3,400
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)	3,200	3,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.05% 9/5/14, LOC Union Bank NA, VRDN (b)	25,000	25,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)	28,900	28,900
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 0.08% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	20,500	20,500
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN:
Series BA 08 1077, 0.1% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	5,055	5,055
Series ROC II R 11437, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	10,000	10,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	5,100	5,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev.:
Series 2007 F, 0.06% 9/5/14, LOC PNC Bank NA, VRDN (b)(e)	$ 10,000	$ 10,000
Series 2008 C, 0.06% 9/5/14, LOC PNC Bank NA, VRDN (b)(e)	8,450	8,450
		145,385
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	2,675	2,675
Series Clipper 07 41, 0.08% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	39,000	39,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Putters 3990, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,000	2,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	9,970	9,970
Series Clipper 06 11, 0.08% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	59,605	59,605
		113,250
Michigan - 0.8%
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.05% 9/5/14, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	13,285	13,285
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 14 0028, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	36,990	36,990
Series 2007 I, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	2,350	2,350
Series 2011 IIB, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,890	4,890
Series 22 A, 0.07% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	26,100	26,100
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	82,410	82,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 10,300	$ 10,300
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.):
0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	17,000	17,000
0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	33,100	33,100
		228,925
Minnesota - 0.4%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,525	6,525
Hennepin County Gen. Oblig. Series 2013 C, 0.04% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	48,000	48,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.1% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	9,800	9,800
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2007 C1, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	20,725	20,725
Series 2009 B2, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (b)	3,000	3,000
Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 0.1% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	3,600	3,600
Minnesota Gen. Oblig. Participating VRDN Series WF 11 110C, 0.05% 9/5/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	23,520	23,520
Minnesota State Gen. Fdg. Rev. Participating VRDN Series Putters 4469Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,335	3,335
Oak Park Heights Multi-family Rev. 0.06% 9/5/14, LOC Freddie Mac, VRDN (b)	8,085	8,085
		126,590
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	7,400	7,400
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)	$ 14,000	$ 14,000
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.08% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	7,600	7,600
		39,000
Missouri - 0.7%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 0.03% 9/5/14, VRDN (b)	44,030	44,030
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	11,700	11,700
Missouri Health & Edl. Facilities Series 2013 B, 0.07% 9/2/14, LOC Bank of America NA, VRDN (b)	4,900	4,900
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 1999 B, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,250	3,250
Participating VRDN:
Series EGL 07 0001, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	6,000	6,000
Series Putters 3546, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,300	11,300
Series Putters 3929, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C2, 0.04% 9/5/14, VRDN (b)	17,100	17,100
(Ascension Health Proj.):
Series 2003 C3, 0.04% 9/5/14, VRDN (b)	18,400	18,400
Series 2008 C4, 0.04% 9/5/14, VRDN (b)	23,200	23,200
Saint Louis Indl. Dev. Auth.:
(Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.09% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	27,300	27,300
(Saint Luke's Plaza Apts. Proj.) Series 2009, 0.05% 9/5/14 (Liquidity Facility Freddie Mac), VRDN (b)	1,900	1,900
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	30,035	30,035
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
St. Charles County Pub. Wtr. Sup Series 2011, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 3,000	$ 3,000
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,100	1,100
		206,000
Montana - 0.0%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.23% 9/5/14, VRDN (b)(e)	450	450
Nebraska - 1.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	148,050	148,050
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2010 C, 0.05% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	100,775	100,775
Series 2013 F, 0.05% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	14,400	14,400
Series 2014 B, 0.05% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	8,800	8,800
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	43,805	43,805
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.06% 9/5/14 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
		335,830
Nevada - 3.3%
Clark County Arpt. Rev.:
Series 2008 A2, 0.03% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	36,000	36,000
Series 2008 B2, 0.05% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)(e)	50,000	50,000
Series 2008 C1, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	122,900	122,900
Series 2008 C2, 0.04% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	46,550	46,550
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Arpt. Rev.: - continued
Series 2008 C3, 0.06% 9/5/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	$ 40,300	$ 40,300
Series 2008 D 2A, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	93,100	93,100
Series 2008 D 2B, 0.05% 9/5/14, LOC Royal Bank of Canada, VRDN (b)(a)	3,855	3,855
Series 2008 D1, 0.04% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	48,420	48,420
Series 2008 D3, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	80,365	80,365
Series 2011 B1, 0.06% 9/5/14, LOC Citibank NA, VRDN (b)(e)	88,700	88,700
Series 2011 B2, 0.06% 9/5/14, LOC Royal Bank of Canada, VRDN (b)(e)	59,000	59,000
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	7,500	7,500
Series Putters 3158, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	32,110	32,110
Series ROC II R 11507, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2008 A, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	41,900	41,900
Series 2009 A, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	16,000	16,000
0.06% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	16,700	16,700
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 9/5/14, LOC Union Bank NA, VRDN (b)	69,850	69,850
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500	7,500
Eclipse Fdg. Trust Various States Participating VRDN Series Solar NV D7, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	12,170	12,170
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,000	14,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,410	7,410
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.05% 9/5/14, LOC Union Bank NA, VRDN (b)	$ 7,900	$ 7,900
Series 2009 A, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	18,000	18,000
Series 2009 B, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	6,935	6,935
		929,565
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.24% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	2,700	2,700
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.2% 9/5/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	1,050	1,050
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Casella Waste Sys., Inc. Proj.) Series 2013, 0.12% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	2,700	2,700
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	9,110	9,110
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	16,400	16,400
		45,760
New Jersey - 0.6%
JPMorgan Chase:
NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	62,600	62,600
Series Putters 4462, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	46,300	46,300
Participating VRDN Series Putters 4464, 0.05% 9/2/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	22,700	22,700
New Jersey Health Care Facilities Fing. Auth. Rev. (AHS Hosp. Corp. Proj.) Series 2008 C, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 F, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	7,600	7,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.18% 9/5/14, VRDN (b)	$ 7,900	$ 7,900
Series 2012 A, 0.2% 9/5/14, VRDN (b)(e)	16,100	16,100
		168,200
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Series 2008 A1, 0.04% 9/5/14, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,175	5,175
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	9,485	9,485
		14,660
New York - 14.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.13% 9/5/14, LOC KeyBank NA, VRDN (b)	4,500	4,500
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 C, 0.03% 9/5/14, LOC Barclays Bank PLC, VRDN (b)	18,300	18,300
Subseries 2001 3A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	14,800	14,800
Nassau Health Care Corp. Rev. Series 2009 D1, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	15,760	15,760
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3196, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,750	6,750
Series Putters 3282, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,650	6,650
Series ROC II R 14045, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	5,400	5,400
Series 1996 J3, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	12,100	12,100
Series 2004 H2 0.05% 9/5/14, LOC Bank of New York, New York, VRDN (b)	32,000	32,000
Series 2004 H3, 0.05% 9/5/14, LOC Bank of New York, New York, VRDN (b)	13,100	13,100
Series 2004 H6, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	15,105	15,105
Series 2004 H8, 0.05% 9/5/14 (Liquidity Facility Bank of America NA), VRDN (b)	11,635	11,635
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2006 E3, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	$ 4,600	$ 4,600
Series 2006 E4, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	44,600	44,600
Series 2006 H1, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,000	2,000
Series 2006 I7, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	20,900	20,900
Series 2008 J10, 0.05% 9/5/14 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	31,465	31,465
Series 2010 G4, 0.04% 9/5/14 (Liquidity Facility Barclays Bank PLC), VRDN (b)	100,300	100,300
Series 2011 A4, 0.05% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	32,500	32,500
Series 2012 D3, 0.04% 9/2/14, LOC Bank of New York, New York, VRDN (b)	16,295	16,295
Series 2012 G3, 0.04% 9/5/14 (Liquidity Facility Citibank NA), VRDN (b)	80,450	80,450
Series 2012 G6, 0.04% 9/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	9,550	9,550
Series 2013 A4, 0.04% 9/5/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	20,100	20,100
Series 2013 A5, 0.05% 9/5/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	13,605	13,605
Series 2013 F3, 0.05% 9/2/14 (Liquidity Facility Bank of America NA), VRDN (b)	2,100	2,100
Series 2014 D3, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	28,700	28,700
Series H2, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,000	8,000
New York City Health & Hosp. Corp. Rev. Series 2008 E, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	18,270	18,270
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)	16,100	16,100
(270 East Burnside Avenue Apts.) Series A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,400	6,400
(89 Murray St. Proj.) Series A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
(941 Hoe Avenue Apts. Proj.) Series A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,660	6,660
(Beacon Mews Dev. Proj.) Series 2006 A, 0.06% 9/5/14, LOC Citibank NA, VRDN (b)(e)	8,000	8,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Beekman Tower Proj.) Series 2008 A, 0.13% 9/5/14, LOC RBS Citizens NA, VRDN (b)	$ 74,200	$ 74,200
(Cook Street Apts. Proj.) Series A, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	4,580	4,580
(Courtland Avenue Apts. Proj.) Series A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,905	7,905
(East 165th Street Proj.) Series A, 0.06% 9/5/14, LOC Citibank NA, VRDN (b)(e)	7,665	7,665
(First Avenue Dev. Proj.) Series 2002 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Intervale Gardens Apts.) Series A, 0.06% 9/5/14, LOC Citibank NA, VRDN (b)(e)	3,115	3,115
(Louis Nine Boulevard Apts. Proj.) Series A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,300	7,300
(Manhattan Court Dev. Proj.) Series A, 0.06% 9/5/14, LOC Citibank NA, VRDN (b)(e)	16,500	16,500
(Morris Ave. Apts. Proj.) Series A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	14,700	14,700
(Peter Cintron Apts. Proj.) Series C, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	4,140	4,140
(State Renaissance Court Proj.) Series A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	28,700	28,700
(Villa Avenue Apts. Proj.) Series 2006 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	5,990	5,990
(West 48th Street Dev. Proj.) Series 2001 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	2,000	2,000
Series 2011 A, 0.06% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	9,350	9,350
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	16,900	16,900
(255 West 9th Street Proj.) Series 2001 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	66,935	66,935
(Brittany Dev. Proj.) Series A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	45,600	45,600
(James Tower Dev. Proj.) Series 2002 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)	3,510	3,510
(Linden Plaza Proj.) Series 2008 A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	66,030	66,030
(Morris Avenue Apts. Proj.) Series A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	26,000	26,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(One Columbus Place Dev. Proj.) Series A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 71,015	$ 71,015
(Related-Tribeca Tower Proj.) Series 1997 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
(Rivereast Apts. Proj.) Series A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	4,150	4,150
(West 61st Street Apts. Proj.) Series 2007 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	1,500	1,500
(Westport Dev. Proj.) Series 2004 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	61,000	61,000
Series 2002 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	51,500	51,500
Series 2009 A:
0.05% 9/5/14, LOC Freddie Mac, VRDN (b)	7,500	7,500
0.05% 9/5/14, LOC Freddie Mac, VRDN (b)	9,100	9,100
New York City Hsg. Dev. Corp. Residential Rev.:
(Montefiore Med. Ctr. Proj.) Series 1993 A, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	6,400	6,400
(Queens College Residences Proj.) Series 2009 A, 0.2% 9/5/14, LOC RBS Citizens NA, VRDN (b)	7,400	7,400
New York City Indl. Dev. Agcy. Civic Facility Rev. (Casa Proj.) Series 2000, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	13,800	13,800
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.04% 9/5/14, LOC Lloyds Bank PLC, VRDN (b)	26,400	26,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 06 69 Class A, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	16,400	16,400
Series EGL 06 74 Class A, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	7,045	7,045
Series EGL 07 0157, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	19,800	19,800
Series EGL 09 46A, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	19,130	19,130
Series Putters 3384, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,750	3,750
Series Putters 3496Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,025	7,025
Series ROC II R 11931, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,750	3,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2000 C, 0.04% 9/5/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	$ 3,300	$ 3,300
Series 2008 B1:
0.04% 9/5/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,000	5,000
0.04% 9/5/14 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	46,800	46,800
Series 2008 BB2, 0.05% 9/2/14 (Liquidity Facility Bank of America NA), VRDN (b)	1,600	1,600
Series 2009 BB2, 0.06% 9/2/14 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	35,900	35,900
Series 2011 DD, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,400	3,400
Series 2014 AA:
0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,300	5,300
0.04% 9/2/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	2,000	2,000
Series 2014 BB1, 0.05% 9/2/14 (Liquidity Facility Bank of America NA), VRDN (b)	9,850	9,850
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series EGL 14 0015, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	8,865	8,865
Series Putters 4043, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	9,700	9,700
Series Putters 4084Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,850	3,850
Series ROC II R 11994, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,500	4,500
Series 2001 A, 0.04% 9/5/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	78,250	78,250
Series 2003 1E, 0.06% 9/5/14 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	10,710	10,710
Series 2013 C4, 0.04% 9/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,985	7,985
Series C, 0.04% 9/2/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (b)	2,000	2,000
New York City Trust Cultural Resources Rev.:
(The New York Botanical Garden Proj.) Series 2009 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	20,900	20,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Trust Cultural Resources Rev.: - continued
(The Pierpont Morgan Library Proj.) Series 2004, 0.03% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 13,200	$ 13,200
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series EGL 14 0031, 0.07% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	6,775	6,775
Series Putters 3518, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,640	2,640
Series ROC II R 14005, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	14,030	14,030
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	135,300	135,300
(Fordham Univ. Proj.) Series 2008 A1, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	19,900	19,900
(Univ. of Rochester Proj.):
Series 2003 C, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	36,550	36,550
Series 2008 A1, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	13,165	13,165
Participating VRDN:
ROC II R 11944, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	5,150	5,150
Series EGL 06 47 Class A, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	8,720	8,720
Series EGL 07 0002, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	18,000	18,000
Series EGL 07 0066, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	31,025	31,025
Series ROC II R 11535, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,590	3,590
Series ROC II R 11722, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	2,935	2,935
Series ROC II R 11943, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	5,580	5,580
Series 2006 A2, 0.05% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	8,300	8,300
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)	22,800	22,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(101 West End Hsg. Proj.):
Series 1998 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 30,800	$ 30,800
Series 1999 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	52,850	52,850
(125 West 31st Street Proj.) Series 2005 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	72,600	72,600
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	28,500	28,500
Series 2001 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,900	6,900
(1500 Lexington Avenue Proj.) Series A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	4,400	4,400
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	111,800	111,800
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	13,495	13,495
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	55,800	55,800
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.03% 9/5/14, LOC Fannie Mae, VRDN (b)	6,000	6,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
(360 West 43rd Street Hsg. Proj.) Series A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	9,900	9,900
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	105,400	105,400
(600 West and 42nd St. Hsg. Proj.) Series 2007 A:
0.04% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	11,300	11,300
0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	62,100	62,100
(66 West 38th Street Hsg. Proj.) Series A:
0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	4,000	4,000
0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	44,300	44,300
(750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	5,000	5,000
(8 East 102nd Street Hsg. Proj.) Series 2010 A, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	3,700	3,700
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	59,000	59,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.05% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	51,500	51,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Biltmore Tower Hsg. Proj.) Series A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 43,300	$ 43,300
(Chelsea Apts. Proj.) Series 2003 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	40,500	40,500
(Chelsea Arms Hsg. Proj.) Series 1998 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,000	7,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	68,800	68,800
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	34,400	34,400
(East 39th Street Hsg. Proj.) Series 1999 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	21,700	21,700
(Helena Hsg. Proj.) Series 2003 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	9,000	9,000
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	11,170	11,170
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.06% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	11,700	11,700
(South Cove Plaza Proj.) Series A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	28,000	28,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)	9,050	9,050
(Theatre Row Tower Hsg. Proj.):
Series 2001 A, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	10,000	10,000
Series 2002 A, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	3,500	3,500
(Tower 31 Hsg. Proj.) Series 2005 A, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	51,400	51,400
(Tribeca Park Proj.) Series 1997 A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	74,100	74,100
(West 20th Street Proj.) Series 2001 A:
0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	28,875	28,875
0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	51,000	51,000
(West 23rd Street Hsg. Proj.):
Series 2001 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	26,000	26,000
Series 2002 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	62,600	62,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 26,700	$ 26,700
(West 38th Street Hsg. Proj.) Series 2002 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	16,000	16,000
(Worth Street Hsg. Proj.) Series A, 0.04% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	47,600	47,600
Series 2000 A, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	14,500	14,500
Series 2004 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	52,950	52,950
Series 2008 A, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	40,600	40,600
Series 2009 B, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)	10,700	10,700
Series 2010 A, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)	27,800	27,800
Series 2011 A2, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	12,100	12,100
Series 2012 A, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	19,300	19,300
Series 2013 A:
0.03% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	12,000	12,000
0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	29,500	29,500
0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	13,000	13,000
Series 2013 A3, 0.04% 9/5/14, LOC Bank of America NA, VRDN (b)	27,675	27,675
Series 2014 A, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	27,100	27,100
Series A, 0.05% 9/5/14, LOC Freddie Mac, VRDN (b)	2,400	2,400
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	26,000	26,000
Series 2003 M1, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	13,335	13,335
New York Liberty Dev. Corp. Participating VRDN Series Putters 4083, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,910	5,910
New York Local Govt. Assistance Corp.:
Series 2008 B3V, 0.03% 9/5/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	61,150	61,150
Series 2008 B7V, 0.03% 9/5/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	16,500	16,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Local Govt. Assistance Corp.: - continued
Series 2008 BAV, 0.05% 9/5/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	$ 44,830	$ 44,830
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	34,000	34,000
Series 2011 B, 0.05% 9/5/14, LOC Bank of America NA, VRDN (b)	11,800	11,800
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.):
Series 2004 C1, 0.06% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	17,800	17,800
Series 2004 C2, 0.05% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	4,000	4,000
Series 2005 A1, 0.05% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)	4,150	4,150
Series 2010 A2, 0.04% 9/5/14, LOC Bank of Nova Scotia, VRDN (b)(e)	25,000	25,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,800	4,800
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.03% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	22,950	22,950
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	3,900	3,900
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2005 A, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	15,050	15,050
Westchester County Indl. Agcy. Rev. Series 2005 B, 0.05% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	5,160	5,160
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	16,275	16,275
		4,071,460
New York And New Jersey - 0.5%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.1% 9/5/14 (Liquidity Facility Citibank NA) (b)(e)(f)	151,450	151,450
North Carolina - 1.3%
Charlotte Ctfs. of Prtn. Participating VRDN Series Putters 4724, 0.05% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	11,680	11,680
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.04% 9/5/14, LOC Bank of America NA, VRDN (b)	$ 25,480	$ 25,480
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series BC 09 43W, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	5,000	5,000
Series 2002 C, 0.05% 9/5/14 (Liquidity Facility Bank of America NA), VRDN (b)	2,440	2,440
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2005 C, 0.04% 9/2/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,735	3,735
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.06% 9/5/14 (Liquidity Facility Bank of America NA), VRDN (b)	15,635	15,635
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.32% 9/5/14, VRDN (b)(e)	2,100	2,100
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.04% 9/5/14, LOC Rabobank Nederland New York Branch, VRDN (b)	8,715	8,715
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Greensboro College Proj.) 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)	2,000	2,000
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 7050060, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	23,150	23,150
Series GS 08 9TP, 0.04% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	23,130	23,130
Series ROC II R 11850, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	12,600	12,600
Series 2011, 0.04% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	11,070	11,070
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.06% 9/5/14, LOC Branch Banking & Trust Co., VRDN (b)	2,875	2,875
(WakeMed Proj.):
Series 2009 B, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	26,200	26,200
Series 2009 C, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	37,200	37,200
Participating VRDN:
Series BC 10 31W, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	3,625	3,625
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Series ROC II R 11808, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	$ 9,365	$ 9,365
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	38,815	38,815
Orange Wtr. & Swr. Auth. Series 2004 B, 0.04% 9/5/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	2,500	2,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 9/5/14, LOC Cr. Industriel et Commercial, VRDN (b)	34,730	34,730
Piedmont Triad Arpt. Auth. Series 2008 B, 0.08% 9/5/14, LOC Branch Banking & Trust Co., VRDN (b)(e)	19,800	19,800
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,950	4,950
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	15,855	15,855
0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	4,750	4,750
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.2% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	400	400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	28,900	28,900
		376,700
North Dakota - 0.1%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.35% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	33,300	33,300
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.14% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	590	590
		33,890
Ohio - 1.0%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	6,500	6,500
Series B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	29,250	29,250
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	$ 7,985	$ 7,985
Franklin County Health Care Facilities Rev. (Mother Angeline McCrory Manor, Inc. Proj.) Series 2011, 0.09% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	14,090	14,090
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	13,200	13,200
Series 2000, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	36,900	36,900
Series 2007 M, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.21% 9/5/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	33,500	33,500
Middletown Hosp. Facilities Rev. Series 2008 A, 0.04% 9/5/14, LOC PNC Bank NA, VRDN (b)	12,100	12,100
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	16,700	16,700
Series 2008 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	21,100	21,100
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 B, 0.03% 9/5/14, VRDN (b)	3,410	3,410
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	5,100	5,100
(Marietta College Proj.) 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	4,590	4,590
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,500	3,500
Series Putters 3558, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,300	2,300
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.04% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	9,300	9,300
Series 2005 B2, 0.06% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	9,900	9,900
Series B, 0.05% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	13,170	13,170
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series 2004 D, 0.06% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 1,500	$ 1,500
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.05% 9/5/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	8,100	8,100
Ohio State Univ. Gen. Receipts:
Series 2001, 0.04% 9/5/14, VRDN (b)	16,000	16,000
Series 2010 E, 0.04% 9/5/14, VRDN (b)	22,200	22,200
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	2,900	2,900
		298,295
Oklahoma - 0.0%
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.1% 9/5/14, LOC Landesbank Hessen-Thuringen, VRDN (b)(e)	10,120	10,120
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 B, 0.04% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	24,950	24,950
Series 2008 C, 0.04% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,500	16,500
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 90, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	10,330	10,330
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.16% 9/5/14, LOC PNC Bank NA, VRDN (b)(e)	145	145
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,615	3,615
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series BC 11 5W, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	6,555	6,555
Port of Portland Arpt. Rev.:
Series Eighteen A, 0.06% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	38,395	38,395
Series Eighteen B, 0.07% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	51,205	51,205
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	3,490	3,490
(New Columbia - Trouton Proj.) Series 2005, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	5,655	5,655
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.09% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	$ 15,000	$ 15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.06% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,500	9,500
		185,340
Pennsylvania - 1.1%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	8,900	8,900
Series 2005 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	7,155	7,155
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.06% 9/5/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	1,500	1,500
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	13,560	13,560
Bucks County Indl. Dev. Auth. Rev. (Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.25% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	2,250	2,250
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	11,060	11,060
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.05% 9/5/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	15,460	15,460
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.05% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	10,025	10,025
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A1, 0.1% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	24,500	24,500
Chester County Intermediate Unit Rev. Series 2003, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	2,045	2,045
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.03% 9/2/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,865	4,865
Series 2006 B, 0.03% 9/2/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	13,100	13,100
Series 2008, 0.03% 9/2/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,900	7,900
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.07% 9/5/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	11,340	11,340
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3490Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,505	$ 4,505
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	8,990	8,990
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.03% 9/2/14, LOC JPMorgan Chase Bank, VRDN (b)	1,455	1,455
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	7,630	7,630
Lower Merion School District Series 2009 B, 0.04% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,000	6,000
Luzerne County Convention Ctr. Series 2012, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	6,200	6,200
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.05% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	10,000	10,000
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	7,950	7,950
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1996 D5, 0.16% 9/5/14, LOC PNC Bank NA, VRDN (b)(e)	500	500
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.09% 9/5/14, LOC Citibank NA, VRDN (b)(e)	2,200	2,200
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 3352Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,590	3,590
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	26,400	26,400
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.05% 9/5/14, LOC TD Banknorth, NA, VRDN (b)(e)	20,005	20,005
Series 2005 C2, 0.05% 9/5/14, LOC Royal Bank of Canada, VRDN (b)(e)	11,555	11,555
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.4% 9/5/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,000	1,000
(William Penn Charter School Proj.) Series 2008, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	7,900	7,900
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B2, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	8,400	8,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Auth. Indl. Dev. Lease Rev.: - continued
Series 2007 B3, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	$ 8,650	$ 8,650
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	4,000	4,000
Philadelphia Wtr. & Wastewtr. Rev. Series 1997 B, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	4,095	4,095
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.07% 9/5/14, LOC PNC Bank NA, VRDN (b)	3,470	3,470
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	2,540	2,540
Series 2011 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	10,175	10,175
(Washington Hosp. Proj.) Series 2007 B, 0.06% 9/5/14, LOC PNC Bank NA, VRDN (b)	16,500	16,500
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	2,765	2,765
		320,135
Rhode Island - 0.4%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	23,100	23,100
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	22,400	22,400
(Rhode Island School of Design Proj.):
Series 2008 A, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	50,295	50,295
Series 2008 B, 0.04% 9/5/14, LOC TD Banknorth, NA, VRDN (b)	7,510	7,510
(Roger Williams Univ. Proj.) Series 2008 B, 0.04% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	15,590	15,590
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.24% 9/5/14, LOC Bank of America NA, VRDN (b)(e)(g)	5,000	5,000
		123,895
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.4%
Anderson County School District #5 Gen. Oblig. Participating VRDN Series BA 08 1181, 0.07% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	$ 14,650	$ 14,650
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.09% 9/2/14, VRDN (b)	1,000	1,000
Series 1999 B, 0.1% 9/2/14, VRDN (b)(e)	2,300	2,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Bon Secours Health Sys. Proj.):
Series 2008 D, 0.05% 9/5/14, LOC Bank of New York, New York, VRDN (b)	10,405	10,405
0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	50,000	50,000
(Chambers Richland Co. Landfill Proj.) Series 1997, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	10,000	10,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.06% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.06% 9/5/14, LOC Branch Banking & Trust Co., VRDN (b)(e)	18,600	18,600
		121,955
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. (Harmony Heights Proj.) Series 2001, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,500	6,500
Tennessee - 1.7%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)	17,000	17,000
Series 2003, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)	11,800	11,800
Series 2004, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)	12,300	12,300
Series 2005, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)	37,200	37,200
Series 2008, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)	52,905	52,905
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 0.07% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	5,000	5,000
Johnson City Health & Edl. Hosp. Rev.:
(Mountain States Health Alliance Proj.):
Series 2011 A, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	32,935	32,935
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Johnson City Health & Edl. Hosp. Rev.: - continued
Series 2011 B, 0.05% 9/5/14, LOC PNC Bank NA, VRDN (b)	$ 4,260	$ 4,260
Series 2013 A, 0.04% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,075	4,075
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 0.07% 9/5/14, LOC PNC Bank NA, VRDN (b)(e)	25,000	25,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.07% 9/5/14, VRDN (b)(e)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.08% 9/5/14, LOC Rabobank Nederland, VRDN (b)(e)	29,700	29,700
Memphis Health, Edl. & Hsg. Facilities Board:
(Ashland Lakes Apts. Proj.) Series A, 0.07% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	10,000	10,000
(Watergrove Apts. Proj.) Series 2004, 0.05% 9/5/14, LOC Freddie Mac, VRDN (b)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)	16,900	16,900
Series 2002, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)	5,000	5,000
Series 2004, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)	24,040	24,040
Series 2006, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)	70,930	70,930
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	67,475	67,475
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2UX, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,500	2,500
		473,790
Texas - 5.8%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.08% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	53,725	53,725
Series 2005 2, 0.08% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	53,650	53,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Arpt. Sys. Rev.: - continued
Series 2005 3, 0.08% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(e)	$ 30,200	$ 30,200
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,835	3,835
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.06% 9/2/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	3,800	3,800
Series 2002 A, 0.06% 9/2/14, LOC Bank of America NA, VRDN (b)(e)	2,100	2,100
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.08% 9/5/14, LOC HSBC Bank U.S.A., NA, VRDN (b)(e)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,965	19,965
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.08% 9/5/14, LOC Citibank NA, VRDN (b)(e)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.08% 9/5/14, LOC Citibank NA, VRDN (b)(e)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,500	12,500
Series 2001, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	12,500	12,500
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.07% 9/5/14, LOC PNC Bank NA, VRDN (b)(e)	47,300	47,300
Series 2008, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	40,000	40,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.09% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	5,495	5,495
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.09% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 7,080	$ 7,080
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,865	19,865
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	6,310	6,310
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	8,695	8,695
Gulf Coast Indl. Dev. Auth. 0.11% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,280	5,280
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	14,100	14,100
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.04% 9/5/14, LOC Barclays Bank PLC, VRDN (b)	17,900	17,900
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.04% 9/5/14, VRDN (b)	37,550	37,550
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	27,905	27,905
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	2,365	2,365
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,515	6,515
(Louetta Village Apts. Proj.) Series 2005, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,480	6,480
(Primrose Aldine Bender Apt. Proj.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,410	7,410
(Primrose at Bammel Apts. Proj.) Series 2005, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,980	7,980
(Quail Chase Apts. Proj.) Series 1999, 0.08% 9/5/14, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	11,110	11,110
(Wellington Park Apts. Proj.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	11,850	11,850
Houston Arpt. Sys. Rev. Series 2010, 0.06% 9/5/14, LOC Barclays Bank PLC, VRDN (b)	43,955	43,955
Houston Gen. Oblig. Participating VRDN Series Putters 4338, 0.09% 9/5/14 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	6,380	6,380
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	$ 6,000	$ 6,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) Series 2005, 0.08% 9/5/14, LOC Citibank NA, VRDN (b)(e)	8,950	8,950
(Little Nell Apts. Proj.) Series 2003, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	12,100	12,100
(Mayfair Park Apts. Proj.) Series 2004, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	5,600	5,600
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4719, 0.05% 9/5/14 (Liquidity Facility Bank of America NA) (b)(f)	14,400	14,400
Series ROC II R 11411, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	9,290	9,290
Series ROC II R 12267, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	16,795	16,795
Series 2004 B3, 0.04% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	10,600	10,600
Series 2004 B6, 0.04% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,500	1,500
Humble Independent School District Participating VRDN Series Solar 06 20, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	28,160	28,160
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.3% 9/5/14, VRDN (b)(e)	12,600	12,600
Judson Independent School District Participating VRDN Series MS 06 1859, 0.05% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	7,890	7,890
Keller Independent School District Participating VRDN Series WF11 55 C, 0.05% 9/5/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,625	5,625
Klein Independent School District Participating VRDN Series ROCS II R 11942, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.07% 9/5/14 (Liquidity Facility Deutsche Bank AG) (b)(f)	12,845	12,845
Leander Independent School District Participating VRDN Series BC 10 28W, 0.07% 9/5/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	2,050	2,050
Lovejoy Independent School District Participating VRDN Series DB 514, 0.08% 9/5/14 (Liquidity Facility Deutsche Bank AG) (b)(f)	23,600	23,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.12% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	$ 11,950	$ 11,950
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.08% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	7,470	7,470
North East Texas Independent School District Participating VRDN Series EGL 14 0018, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	22,305	22,305
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,505	3,505
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.05% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	11,665	11,665
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.19% 9/2/14, VRDN (b)	14,200	14,200
Series 2004, 0.19% 9/5/14, VRDN (b)(e)	97,150	97,150
Series 2009 A, 0.19% 9/2/14, VRDN (b)	1,300	1,300
Series 2009 C, 0.19% 9/2/14, VRDN (b)	5,800	5,800
Series 2010 B, 0.19% 9/2/14, VRDN (b)	2,385	2,385
Series 2010 D, 0.19% 9/2/14, VRDN (b)	5,800	5,800
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2000, 0.06% 9/5/14, VRDN (b)(e)	24,000	24,000
Series 2001, 0.06% 9/5/14, VRDN (b)(e)	25,000	25,000
Series 2002, 0.06% 9/5/14, VRDN (b)(e)	14,500	14,500
Series 2010 A, 0.06% 9/5/14 (Total SA Guaranteed), VRDN (b)	1,000	1,000
Series 2012, 0.06% 9/5/14 (Total SA Guaranteed), VRDN (b)	10,000	10,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.06% 9/5/14 (Total SA Guaranteed), VRDN (b)	34,200	34,200
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.04% 9/5/14, LOC BNP Paribas SA, VRDN (b)(e)	50,000	50,000
0.04% 9/5/14, LOC Union Bank NA, VRDN (b)(e)	50,000	50,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series Putters 3344, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,700	1,700
Series Putters 3560, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,015	9,015
Series Putters 3688Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,570	4,570
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Participating VRDN: - continued
Series Putters 4356, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 17,750	$ 17,750
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	6,500	6,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	7,465	7,465
San Antonio Wtr. Sys. Rev. Participating VRDN Series EGL 05 3005 Class A, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	27,500	27,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.):
Series 2011 D, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	12,870	12,870
Series 2011 E, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	18,940	18,940
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	88,450	88,450
(Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	22,430	22,430
Participating VRDN Series Putters 4363, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,625	11,625
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 3894, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,750	6,750
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	2,350	2,350
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)	12,400	12,400
(NRG Energy, Inc. Proj.) Series 2012, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)	10,025	10,025
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series 2004, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	11,600	11,600
(Chisholm Trail Proj.) Series 2004, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	5,200	5,200
(Pinnacle Apts. Proj.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	13,465	13,465
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.: - continued
(Residences at Sunset Pointe Proj.) Series 2006, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 15,000	$ 15,000
(St. Augustine Estate Proj.) Series 2005, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,080	6,080
(Windshire Apts. Proj.) Series 2007, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	13,500	13,500
Series 2004, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	11,300	11,300
Series 2006, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	13,790	13,790
Texas Gen. Oblig.:
(Veterans Land Proj.) Series A, 0.05% 9/5/14, VRDN (b)(e)	16,030	16,030
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2005 B, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	21,200	21,200
Fund II Series 2007 A, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(e)	35,745	35,745
Participating VRDN:
Series DB 448, 0.09% 9/5/14 (Liquidity Facility Deutsche Bank AG) (b)(e)(f)	5,605	5,605
Series Putters 3478, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
Series Putters 3479, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,910	11,910
Series Putters 3480, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,495	7,495
Series 2012 A, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	9,600	9,600
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	9,285	9,285
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN Series Putters 1646, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,180	2,180
0.04% 9/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)(a)	25,000	25,000
		1,648,025
Utah - 0.3%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.04% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	7,565	7,565
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	49,510	49,510
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) Series 2005 A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 8,485	$ 8,485
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	30,450	30,450
		96,010
Virginia - 0.5%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.07% 9/5/14, LOC Freddie Mac, VRDN (b)(e)	4,000	4,000
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 HOT Lanes Proj.) Series 2008 D, 0.03% 9/5/14, LOC Bank of Nova Scotia, VRDN (b)	12,030	12,030
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.07% 9/5/14, VRDN (b)	28,270	28,270
Participating VRDN Series MS 3309, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	2,300	2,300
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (U.S.A. Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	6,387	6,387
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.05% 9/5/14, LOC Bank of New York, New York, VRDN (b)	1,000	1,000
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 C, 0.04% 9/5/14, VRDN (b)	15,000	15,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.11% 9/5/14, LOC Bank of America NA, VRDN (b)	3,530	3,530
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,770	3,770
Series 2001, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	3,400	3,400
Series 2006, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	4,750	4,750
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 10,000	$ 10,000
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series RBC O 67, 0.05% 9/5/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,770	6,770
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11923, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	3,725	3,725
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN Series Putters 3791Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,015	1,015
		155,622
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,280	8,280
Chelan County Pub. Util. District #1 Rev.:
Participating VRDN Series BC 11 20B, 0.08% 9/5/14 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,950	8,950
Series 2008 B, 0.04% 9/5/14 (Liquidity Facility Union Bank NA), VRDN (b)	12,000	12,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	16,650	16,650
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,950	6,950
Series ROC II R 11962, 0.05% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	2,200	2,200
Port of Seattle Rev.:
Series 1997, 0.06% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	108,830	108,830
Series 2008, 0.06% 9/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(e)	128,715	128,715
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)	25,000	25,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.07% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	2,530	2,530
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)	$ 7,755	$ 7,755
Univ. of Washington Univ. Revs. Participating VRDN:
Series Solar 07 75, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	37,625	37,625
Series Solar 07 94, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	2,682	2,682
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.05% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)	15,010	15,010
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series D, 0.07% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	20,000	20,000
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.05% 9/5/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	18,000	18,000
Series DB 599, 0.08% 9/5/14 (Liquidity Facility Deutsche Bank AG) (b)(f)	4,510	4,510
Series DB 606, 0.09% 9/5/14 (Liquidity Facility Deutsche Bank AG) (b)(f)	5,600	5,600
Series Floaters 3040, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	12,505	12,505
Series GS 06 7T, 0.05% 9/5/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,435	15,435
Series MS 33 864X, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500	2,500
Series Putters 3501Z, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,660	11,660
Series Putters 3539, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000	10,000
Series Putters 3854, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,500	3,500
Series putters 4033, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,100	5,100
Series Putters 4443, 0.06% 9/5/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,000	10,000
Series ROC II R 14074, 0.06% 9/5/14 (Liquidity Facility Citibank NA) (b)(f)	8,000	8,000
Series Solar 06 13, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	41,700	41,700
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Solar 07 66, 0.05% 9/5/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	19,570	19,570
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.07% 9/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	$ 8,350	$ 8,350
(Avalon Ridge Apts. Proj.) Series 1999, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.08% 9/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	27,290	27,290
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.08% 9/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	8,050	8,050
(Crestview Apts. Proj.) Series 2004, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	14,000	14,000
(Discovery Heights Apt. Proj.) Series 2010, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)	12,000	12,000
(Echo Lake Sr. Apts. Proj.) Series 2006, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.08% 9/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	19,250	19,250
(Gardens Univ. Village Apt. Proj.) Series A, 0.06% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	48,540	48,540
(Highland Park Apts. Proj.) Series A, 0.09% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	9,040	9,040
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.06% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,300	6,300
(Merrill Gardens at Renton Centre Proj.) Series A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	12,000	12,000
(Reserve at Renton Apts. Proj.) Series 2014, 0.06% 9/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	4,000	4,000
(Silver Creek Apts. Proj.) Series A, 0.08% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	12,250	12,250
(The Cambridge Apts. Proj.) Series 2009, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)	10,500	10,500
(The Lodge at Eagle Ridge Proj.) Series A, 0.08% 9/5/14, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(e)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.07% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.09% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	7,535	7,535
(Urban Ctr. Apts. Proj.) Series 2012, 0.06% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	38,900	38,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Vintage Mount Vernon Proj.) Series A, 0.09% 9/5/14, LOC Fannie Mae, VRDN (b)(e)	$ 7,500	$ 7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.05% 9/5/14, LOC Fannie Mae, VRDN (b)	3,750	3,750
(Willow Tree Grove Apts. Proj.) Series 2011, 0.04% 9/5/14, LOC Freddie Mac, VRDN (b)	4,850	4,850
		908,112
West Virginia - 0.8%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.06% 9/5/14, LOC Deutsche Bank AG, VRDN (b)(e)	11,900	11,900
Series 1990 B, 0.06% 9/5/14, LOC Deutsche Bank AG, VRDN (b)(e)	12,000	12,000
Series 1990 C, 0.06% 9/5/14, LOC Deutsche Bank AG, VRDN (b)(e)	6,000	6,000
Series 1990 D, 0.06% 9/5/14, LOC Deutsche Bank AG, VRDN (b)(e)	6,100	6,100
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.09% 9/5/14, LOC Union Bank NA, VRDN (b)(e)	45,800	45,800
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.05% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	45,775	45,775
Series 2009 A, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	25,775	25,775
Series 2009 B, 0.05% 9/5/14, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,800	1,800
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.05% 9/5/14, LOC Mizuho Corporate Bank Ltd., VRDN (b)(e)	59,700	59,700
West Virginia Hosp. Fin. Auth. Rev.:
(Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.07% 9/5/14, LOC Branch Banking & Trust Co., VRDN (b)	6,500	6,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Hosp. Fin. Auth. Rev.: - continued
(Pallottine Health Svcs. Proj.) 0.14% 9/5/14, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 175	$ 175
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 9/5/14, LOC Bank of America NA, VRDN (b)(e)	6,580	6,580
		236,525
Wisconsin - 0.5%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	20,700	20,700
Wisconsin Health & Edl. Facilities Participating VRDN Series MS 3337, 0.05% 9/5/14 (Liquidity Facility Cr. Suisse AG) (b)(f)	5,000	5,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.04% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	40,000	40,000
(Oakwood Village Proj.) Series 2005, 0.04% 9/5/14, LOC BMO Harris Bank NA, VRDN (b)	20,440	20,440
(Wausau Hosp., Inc. Proj.) Series 1998 B, 0.05% 9/5/14, LOC JPMorgan Chase Bank, VRDN (b)	8,745	8,745
Participating VRDN Series Floaters 3184, 0.06% 9/5/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	11,860	11,860
Series 2003 B, 0.05% 9/5/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,500	4,500
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev.:
Series 2007 A, 0.07% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)(e)	7,095	7,095
Series 2008 A, 0.05% 9/5/14 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	10,460	10,460
		128,800
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 0.2% 9/5/14, VRDN (b)(e)	1,200	1,200
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.1% 9/5/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	5,000	5,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Wyoming - continued
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.23% 9/5/14, VRDN (b)(e)	$ 19,500	$ 19,500
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.2% 9/5/14, VRDN (b)	6,700	6,700
		32,400
TOTAL VARIABLE RATE DEMAND NOTE (Cost $17,838,148)		17,838,148
Other Municipal Debt - 26.4%

Alabama - 0.2%
Alabama Pub. School & College Auth. Rev. Bonds Series 2007, 3.5% 12/1/14	24,700	24,909
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.11%, tender 11/13/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	23,460	23,460
		48,369
Alaska - 0.5%
Alaska Gen. Oblig. Bonds Series 2012 A, 4% 8/1/15	5,000	5,177
Anchorage Gen. Oblig.:
Series A, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	7,000	7,000
Series A1, 0.09% 11/6/14, LOC Wells Fargo Bank NA, CP	8,200	8,200
Series B1, 0.08% 11/5/14, LOC JPMorgan Chase Bank, CP	34,000	34,000
Series C1:
0.08% 11/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,900	13,900
0.09% 11/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,250	9,250
0.09% 11/5/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,400	4,400
TAN 0.5% 9/16/14	65,200	65,211
North Slope Borough Gen. Oblig. Bonds Series 2011 B, 5% 6/30/15	7,000	7,282
		154,420
Arizona - 0.6%
Arizona School Facilities Board Ctfs. of Prtn. Bonds Series 2013 A2, 2% 9/1/14	5,890	5,890
Phoenix Civic Impt. Corp. Series 2011 B1, 0.08% 10/1/14, LOC Barclays Bank PLC, CP	56,600	56,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Series 2012 A:
0.09% 11/18/14, LOC Royal Bank of Canada, CP	$ 2,500	$ 2,500
0.09% 11/18/14, LOC Royal Bank of Canada, CP	29,200	29,200
Series 2012 B, 0.13% 12/10/14, LOC Wells Fargo Bank NA, CP	46,900	46,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
0.09% 9/10/14, CP	13,600	13,600
0.1% 12/1/14, CP	6,900	6,900
		161,590
California - 2.5%
California Gen. Oblig.:
Series 2011 A2, 0.09% 9/2/14, LOC Royal Bank of Canada, CP	37,600	37,600
Series A1, 0.05% 9/24/14, LOC Wells Fargo Bank NA, CP	19,500	19,500
Series A3, 0.07% 11/5/14, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	17,500	17,500
Series A7, 0.08% 9/24/14, LOC Mizuho Corporate Bank Ltd., CP	8,400	8,400
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	4,840	4,840
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	147,800	149,485
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.09% 9/4/14 (Liquidity Facility Wells Fargo Bank NA), CP	62,000	62,000
0.1% 12/22/14 (Liquidity Facility Wells Fargo Bank NA), CP	10,700	10,700
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	356,500	360,523
Sacramento Muni. Util. District Elec. Rev. Series K1, 0.07% 10/1/14, LOC JPMorgan Chase Bank, CP	5,000	5,000
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	18,400	18,686
San Diego Unified School District TRAN Series A, 1.5% 6/30/15	10,500	10,620
San Jose Int'l. Arpt. Rev. Series A2, 0.09% 9/11/14, LOC Barclays Bank PLC, CP	8,492	8,492
		713,346
Colorado - 0.6%
Colorado Ed. Ln. Prog. TRAN Series 2014 A, 1% 6/29/15	101,500	102,239
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	48,300	48,845
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev. Bonds:
(Catholic Health Initiatives Proj.) Series 2009 B, 5%, tender 11/11/14 (b)	$ 2,025	$ 2,044
Series 2009 A, 5% 7/1/15	5,700	5,928
		159,056
Connecticut - 1.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.26% tender 9/25/14, CP mode	9,000	9,000
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	9,800	9,960
Series 2005 C, 5% 6/1/15	1,250	1,296
Series 2007 C, 5% 6/1/15	1,000	1,036
Series 2012 C, 4% 6/1/15	19,055	19,609
Series 2014 C:
1% 12/15/14	14,900	14,939
2% 6/15/15	43,700	44,342
Series 2014 E, 2% 9/1/15	15,000	15,279
Fairfield Gen. Oblig. BAN 1% 7/17/15	7,015	7,068
Guilford Gen. Oblig. BAN 1% 8/11/15	16,400	16,534
Hartford County Metropolitan District Gen. Oblig. BAN:
Series F, 1.125% 12/5/14	15,900	15,943
1% 12/5/14	72,800	72,969
1% 3/23/15	65,855	66,173
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	22,355	22,546
		316,694
Delaware - 0.0%
Delaware Gen. Oblig. Bonds:
Series 2009 C, 5% 10/1/14	5,875	5,899
5% 3/1/15	4,410	4,517
		10,416
District Of Columbia - 0.9%
District of Columbia Gen. Oblig.:
Bonds Series 2013 A, 4% 6/1/15	11,675	12,010
TRAN 2% 9/30/14	109,200	109,358
District of Columbia Income Tax Rev. Bonds Series 0209 B, 5% 12/1/14	2,725	2,758
District of Columbia Rev. Bonds Series 2000, 0.09% tender 9/4/14, LOC JPMorgan Chase Bank, CP mode	71,600	71,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series B, 0.09% 12/8/14, LOC JPMorgan Chase Bank, CP	$ 6,000	$ 6,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.09% 12/5/14, LOC JPMorgan Chase Bank, CP	37,255	37,255
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2 A1, 0.08% 10/2/14, LOC Sumitomo Mitsui Banking Corp., CP	14,400	14,400
		253,381
Florida - 1.9%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.08% tender 10/17/14, LOC Bank of America NA, CP mode	21,340	21,340
Escambia City Health Facilities Auth. Rev. Bonds 5.25% 11/15/14	4,815	4,865
Florida Board of Ed. Lottery Rev. Bonds Series 2005 A, 5.25% 7/1/15	2,655	2,767
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2005 A, 5% 6/1/15	8,740	9,059
Series 2012 D, 5% 6/1/15	5,000	5,183
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.07% 9/2/14, LOC JPMorgan Chase Bank, CP	20,107	20,107
0.07% 9/2/14, LOC JPMorgan Chase Bank, CP	15,573	15,573
0.08% 10/3/14, LOC JPMorgan Chase Bank, CP	19,113	19,113
Hillsborough County Aviation Auth. Rev. Bonds Series 2013 A, 2% 10/1/14 (e)	12,195	12,212
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.08% 9/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	14,500	14,500
0.09% 10/30/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	17,210	17,210
0.1% 12/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	22,600	22,600
0.11% 9/4/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,000	7,000
0.11% 11/20/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	20,500	20,500
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds 2% 10/1/14	5,940	5,949
Series C1, 0.07% 9/4/14, CP	27,800	27,800
Jacksonville Gen. Oblig. Series 2004 A, 0.09% 12/1/14, LOC Barclays Bank PLC, CP	16,525	16,525
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds:
Series 23 Issue 2, 5% 10/1/14	9,550	9,588
Series 25 Issue 2, 4% 10/1/14	7,850	7,875
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County School District TAN Series 2014, 1% 2/24/15	$ 229,900	$ 230,902
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.16%, tender 3/27/15 (b)	14,500	14,500
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.13%, tender 3/27/15 (b)	17,000	17,000
Series 2014 A1, 0.13%, tender 3/27/15 (b)	3,300	3,300
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.15%, tender 3/27/15 (b)	14,515	14,515
		539,983
Georgia - 0.5%
Atlanta Arpt. Rev. Bonds 2% 1/1/15 (e)	17,080	17,182
Cobb County Gen. Obligations TAN 0.5% 11/28/14	35,800	35,834
Georgia Gen. Oblig. Bonds:
Series 1997 A, 6% 4/1/15	5,000	5,169
Series 2008 B, 5% 7/1/15	2,000	2,081
Series 2009 E, 5% 7/1/15	1,000	1,040
Series 2012 C, 5% 9/1/14	7,680	7,680
Series 2013 D, 5% 2/1/15	2,000	2,041
Series 2014 A, 5% 2/1/15	24,355	24,850
4% 1/1/15	1,000	1,013
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.09% tender 9/10/14, LOC Barclays Bank PLC, CP mode	15,550	15,550
Series B:
0.07% 10/2/14, LOC TD Banknorth, NA, CP	7,461	7,461
0.07% 10/2/14, LOC TD Banknorth, NA, CP	30,700	30,700
		150,601
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds:
Series 2007 DJ, 5% 4/1/15	8,065	8,293
Series 2009 DQ, 5% 6/1/15	7,500	7,773
Series DR, 5% 6/1/15	5,290	5,483
5.75% 2/1/15	6,650	6,805
		28,354
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Idaho - 0.1%
Idaho Gen. Oblig. TAN 2% 6/30/15	$ 11,900	$ 12,086
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.12%, tender 3/27/15 (b)	13,000	13,000
		25,086
Illinois - 0.7%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B1, 0.13% 11/5/14, LOC Wells Fargo Bank NA, CP (e)	8,500	8,500
Series 2011 D1, 0.13% 9/4/14, LOC BMO Harris Bank NA, CP (e)	8,628	8,628
Series 2011 D2, 0.11% 9/4/14, LOC BMO Harris Bank NA, CP	2,751	2,751
Cook County Gen. Oblig. Bonds Series 2014 A, 1% 11/15/14	11,600	11,618
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.12%, tender 9/17/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	8,655	8,655
Illinois Fin. Auth. Ed. Rev. Series L:
0.07% 9/16/14, LOC PNC Bank NA, CP	25,300	25,300
0.08% 10/16/14, LOC PNC Bank NA, CP	25,340	25,340
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 0.17%, tender 3/27/15 (b)	11,700	11,700
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.09% tender 11/5/14, CP mode	17,100	17,100
0.09% tender 12/3/14, CP mode	16,900	16,900
Series 2012 I:
0.08% tender 10/2/14, CP mode	17,100	17,100
0.09% tender 12/3/14, CP mode	20,000	20,000
Sereis 2012 I, 0.09% tender 10/7/14, CP mode	19,460	19,460
Illinois Health Facilities Auth. Rev. Bonds Series 2003 C, 0.17%, tender 5/1/15 (b)	5,400	5,400
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	7,145	7,419
		205,871
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds:
(Trinity Health Sys. Proj.) Series 2008 D2:
0.07% tender 10/1/14, CP mode	87,645	87,645
0.09% tender 12/1/14, CP mode	35,600	35,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev. Bonds: - continued
2% 2/1/15	$ 9,288	$ 9,360
2% 2/1/15	400	403
Indianapolis Gas Util. Sys. Rev. 0.09% 9/4/14, LOC JPMorgan Chase Bank, CP	43,000	43,000
		176,008
Kansas - 0.6%
City of Lawrence Kansas Gen. Oblig.:
BAN 1.5% 10/1/14	31,405	31,439
Bonds Series II, 1.5% 10/1/14	11,270	11,282
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.28% 9/1/14 (b)	24,780	24,780
Wichita Gen. Oblig. BAN:
Series 258, 0.5% 10/15/14	60,105	60,105
0.25% 10/15/14 (e)	44,200	44,200
		171,806
Kentucky - 0.2%
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2002 A2, 0.26% tender 9/25/14, CP mode (e)	35,000	35,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 2001 A, 0.22% tender 9/16/14, CP mode	20,900	20,900
Series 2001 B, 0.26% tender 9/25/14, CP mode (e)	2,400	2,400
		58,300
Maryland - 0.8%
Anne Arundel County Gen. Oblig. Bonds:
5% 4/1/15	7,615	7,830
5% 4/1/15	2,640	2,714
Baltimore County Gen. Oblig.:
0.07% 9/4/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	44,400	44,400
0.07% 9/8/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	34,200	34,200
0.08% 10/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	16,700	16,700
0.08% 10/3/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	34,300	34,300
Maryland Gen. Oblig. Bonds:
Series 2008 2, 5% 7/15/15	2,750	2,866
Series 2012 B, 5% 3/15/15	18,000	18,469
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Gen. Oblig. Bonds: - continued
Series 2014 C, 5% 8/1/15	$ 5,000	$ 5,222
Montgomery County Gen. Oblig. Bonds:
Series 2004 A, 5.25% 9/1/14	5,000	5,000
Series 2011 A, 5% 7/1/15	5,000	5,202
Series 2013 MD, 0.09%, tender 12/1/14 (b)	34,400	34,400
Washington Suburban San. District Bonds 5% 6/1/15	7,500	7,774
		219,077
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.):
Series 2005, 0.32% tender 9/25/14, CP mode (e)	8,800	8,800
0.32% tender 9/18/14 (Massachusetts Elec. Co. Guaranteed), CP mode (e)	1,000	1,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.25% tender 9/25/14, CP mode	19,900	19,900
Series 1993 B:
0.37% tender 9/12/14, CP mode	13,400	13,400
0.4% tender 10/3/14, CP mode	1,000	1,000
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.26% tender 9/25/14, CP mode (e)	1,000	1,000
		45,100
Michigan - 0.7%
Michigan Bldg. Auth. Rev. Series 6, 0.07% 10/9/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	41,300	41,300
Michigan Fin. Auth. Rev. Bonds Series 2013 M1, 0.09%, tender 12/1/14 (b)	26,870	26,870
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1999 B4, 0.9%, tender 3/16/15 (b)	1,405	1,411
(Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 9/3/14, CP mode	12,200	12,200
0.06% tender 9/4/14, CP mode	17,700	17,700
0.07% tender 10/3/14, CP mode	24,590	24,590
0.07% tender 10/16/14, CP mode	16,400	16,400
0.08% tender 11/5/14, CP mode	27,500	27,500
0.09% tender 12/3/14, CP mode	17,100	17,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	$ 3,000	$ 3,000
Univ. of Michigan Rev. Series J1, 0.08% 11/6/14, CP	15,600	15,600
		203,671
Minnesota - 0.6%
Minneapolis Gen. Oblig. Bonds:
Series 2011, 3% 12/1/14	7,675	7,730
Series 2013, 2% 12/1/14	2,080	2,089
Minnesota Gen. Oblig. Bonds:
Series 2007, 5% 8/1/15	9,000	9,401
Series 2009 H, 5% 11/1/14	500	504
Series 2010 D, 5% 8/1/15	6,275	6,554
Series 2012 A, 5% 8/1/15 (Pre-Refunded to 8/1/15 @ 100)	5,000	5,223
Series 2014 B, 4% 8/1/15	7,200	7,454
Series 2014 E, 1% 8/1/15	1,505	1,517
5% 10/1/14	16,000	16,064
5% 10/1/14 (Pre-Refunded to 10/1/14 @ 100)	13,675	13,729
Univ. of Minnesota Gen. Oblig.:
Series 2007 B, 0.06% 9/3/14, CP	13,600	13,600
Series 2009 D, 0.06% 9/4/14, CP	9,000	9,000
Univ. of Minnesota Rev. Series 2005 A:
0.07% 10/3/14, CP	26,590	26,590
0.07% 10/16/14, CP	16,000	16,000
0.08% 11/5/14, CP	24,750	24,750
		160,205
Missouri - 0.1%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.12%, tender 3/27/15 (b)	13,600	13,600
Nebraska - 0.5%
Nebraska Pub. Pwr. District Rev. Series A:
0.06% 9/2/14, CP	24,000	24,000
0.06% 9/8/14, CP	24,000	24,000
0.08% 11/6/14, CP	16,400	16,400
0.09% 11/3/14, CP	5,700	5,700
0.09% 11/13/14, CP	16,800	16,800
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 4% 2/1/15	4,393	4,463
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.: - continued
Series A:
0.1% 11/3/14, CP	$ 14,300	$ 14,300
0.1% 11/4/14, CP	5,200	5,200
0.1% 11/10/14, CP	13,500	13,500
0.1% 11/12/14, CP	7,500	7,500
0.1% 11/17/14, CP	10,300	10,300
		142,163
Nevada - 0.2%
Clark County School District Bonds:
Series 1998 A, 5.5% 6/15/15	675	703
Series 2005 A, 5.25% 6/15/15	4,075	4,237
Series 2006 A, 5% 6/15/15	7,800	8,095
Series 2011 A, 5% 6/15/15	8,780	9,116
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 2% 12/1/14	3,125	3,139
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.1% 10/9/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	13,000	13,000
Series 2006 B, 0.1% 12/1/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	23,200	23,200
		61,490
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A1, 0.26% tender 9/25/14, CP mode (e)	23,000	23,000
Series 1990 A2:
0.32% tender 9/18/14, CP mode (e)	9,700	9,700
0.32% tender 9/18/14, CP mode (e)	3,000	3,000
0.32% tender 9/25/14, CP mode (e)	33,850	33,850
Series 1990 B, 0.37% tender 9/12/14, CP mode	20,600	20,600
		90,150
New Jersey - 1.4%
Hamilton Township Mercer County BAN Series 2014 B, 1% 6/11/15	20,100	20,227
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	12,924	12,984
JPMorgan Chase:
Bonds:
Series Putters 4465, 0.1%, tender 10/16/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	145,095	145,095
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
JPMorgan Chase: - continued
Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	$ 82,705	$ 82,705
NA Letter of Credit Bonds:
Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	69,900	69,900
Series Putters 4461, 0.1%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	28,000	28,000
North Brunswick Township Gen. Oblig. BAN Series 2014, 1% 8/3/15	10,811	10,897
Passaic County Gen. Oblig. BAN Series 2013 A, 1.25% 12/19/14	15,669	15,717
West Milford Township Gen. Oblig. BAN 1.25% 10/3/14	5,550	5,554
		391,079
New Mexico - 0.0%
New Mexico Gen. Oblig. Bonds Series 2013, 2% 3/1/15	3,440	3,472
New Mexico Severance Tax Rev. Bonds Series 2014 A, 2% 7/1/15	3,750	3,808
		7,280
New York - 0.4%
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	24,130	24,130
New York City Gen. Oblig. Bonds:
Series 1994 H4, 5% 8/1/15 (a)	1,000	1,044
Series 2012 F, 5% 8/1/15	1,000	1,044
Series 2013 J, 5% 8/1/15	8,340	8,711
Series G, 5% 8/1/15	3,000	3,133
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.08% 11/6/14, LOC Barclays Bank PLC, CP	52,190	52,190
Series 2D, 0.1% 12/8/14, LOC Citibank NA, CP	16,100	16,100
Tobacco Settlement Fing. Corp. Bonds Series 2011, 5% 6/1/15	10,000	10,365
		116,717
North Carolina - 0.2%
Board of Governors of the Univ. of North Carolina Series D:
0.07% 10/2/14, CP	5,000	5,000
0.08% 9/2/14, CP	5,000	5,000
0.09% 9/4/14, CP	8,500	8,500
Charlotte Ctfs. of Prtn. Bonds 5% 12/1/14	5,095	5,157
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	$ 8,030	$ 8,030
North Carolina Gen. Oblig. Bonds:
Series 2005 B, 5% 4/1/15	4,000	4,113
Series 2010 A, 5% 5/1/15	8,035	8,294
Series 2010 B, 5% 6/1/15	1,500	1,555
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 1998 A, 5.5% 1/1/15	4,750	4,834
Series 2008 A, 5.25% 1/1/15	5,210	5,298
Series 2012 A:
3% 1/1/15	2,000	2,018
5% 1/1/15	3,250	3,302
Wake County Gen. Oblig. Bonds Series 2007, 5% 3/1/15	1,000	1,024
		62,125
Ohio - 0.4%
Delaware Gen. Oblig. BAN 1% 4/22/15	2,085	2,096
Ohio Gen. Oblig. Bonds Series 2014 R, 4% 5/1/15	4,105	4,210
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.09% tender 9/4/14, CP mode	10,000	10,000
0.09% tender 12/2/14, CP mode	25,850	25,850
0.1% tender 10/29/14, CP mode	7,200	7,200
0.1% tender 2/4/15, CP mode	23,150	23,150
Series 2008 B6:
0.09% tender 9/4/14, CP mode	8,800	8,800
0.1% tender 10/29/14, CP mode	8,600	8,600
Univ. of Cincinnati Gen. Receipts BAN Series 2014 A, 1% 5/8/15	11,100	11,164
		101,070
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.09% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A: - continued
0.09% 9/4/14, LOC State Street Bank & Trust Co., Boston, CP	$ 2,500	$ 2,500
0.09% 12/8/14, LOC State Street Bank & Trust Co., Boston, CP	16,100	16,100
		21,100
Oregon - 0.7%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.1%, tender 10/1/14 (b)	15,400	15,400
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	10,800	10,800
TAN Series 2014 A, 2% 6/15/15	161,700	164,086
Portland Gen. Oblig. TAN Series 2014, 1.75% 6/24/15	9,400	9,524
Portland Ore Wtr. Sys. Rev. Bonds Series 2013, 5% 10/1/14	5,030	5,050
		204,860
Pennsylvania - 0.1%
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/15	2,800	2,890
Pennsylvania Gen. Oblig. Bonds:
Series 2014 1, 5% 6/15/15	2,185	2,269
Series 2014, 5% 7/1/15	1,500	1,561
Series I, 5% 9/1/14	11,495	11,495
4% 11/15/14	7,795	7,857
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	13,100	13,318
		39,390
South Carolina - 0.1%
Oconee County School District Bonds Series 2014 A, 2% 3/1/15 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	5,525	5,575
South Carolina Gen. Oblig. Bonds:
Series 2010 A, 4% 6/1/15	4,600	4,732
Series 2011 A, 5% 3/1/15	21,740	22,268
		32,575
Tennessee - 0.0%
Memphis Elec. Sys. Rev. Bonds 5% 12/1/14	7,315	7,403
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - 6.2%
Alief Independent School District Bonds Series 2013 A, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed)	$ 4,530	$ 4,630
Austin Elec. Util. Sys. Rev.:
Series A, 0.06% 9/12/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	26,800	26,800
0.08% 9/2/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	31,689	31,689
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds:
Series 2013, 5% 7/1/15	2,400	2,497
Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	5,550	5,550
Brownsville Util. Sys. Rev. Series A, 0.11% 2/10/15, LOC Bank of Montreal Chicago CD Prog., CP	4,000	4,000
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series WF 09 60C, 0.11%, tender 11/13/14 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	20,540	20,540
Dallas Independent School District Bonds Series 2010, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed) (a)	1,000	1,022
Harris County Gen. Oblig.:
Series A1, 0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	22,765	22,765
Series D, 0.09% 9/17/14 (Liquidity Facility JPMorgan Chase Bank), CP	17,250	17,250
TAN Series 2014:
1% 2/27/15	92,500	92,912
2% 2/27/15	9,300	9,387
Harris County Metropolitan Trans. Auth.:
Series A1:
0.09% 9/8/14 (Liquidity Facility JPMorgan Chase Bank), CP	62,900	62,900
0.14% 12/10/14 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Series A3, 0.14% 12/10/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,000	4,000
Houston Arpt. Sys. Rev. Series A:
0.11% 10/14/14, LOC Royal Bank of Canada, CP (e)	3,300	3,300
0.13% 10/14/14, LOC Royal Bank of Canada, CP (e)	1,200	1,200
0.13% 2/11/15, LOC Royal Bank of Canada, CP (e)	15,000	15,000
Houston Gen. Oblig. TRAN Series 2014, 1% 6/30/15	9,300	9,368
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.1% 12/10/14, CP	4,550	4,550
Houston Util. Sys. Rev. Bonds Series 2011 E, 5% 11/15/14	6,900	6,968
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Karnes City Independent School District Bonds Series 2014, 1% 8/15/15 (Permanent School Fund of Texas Guaranteed) (a)	$ 7,365	$ 7,426
Lower Colorado River Auth. Rev.:
Series A:
0.08% 11/4/14, LOC JPMorgan Chase Bank, CP	12,800	12,800
0.09% 10/7/14, LOC JPMorgan Chase Bank, CP	12,350	12,350
0.09% 11/4/14, LOC JPMorgan Chase Bank, CP	6,800	6,800
0.09% 11/4/14, LOC JPMorgan Chase Bank, CP	21,385	21,385
0.08% 10/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	44,800	44,800
0.08% 11/5/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,250	9,250
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	9,800	9,800
0.09% 12/3/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,600	11,600
0.1% 10/7/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	33,900	33,900
0.1% 12/1/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,000	16,000
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.07% tender 10/8/14, LOC JPMorgan Chase Bank, CP mode	22,200	22,200
0.07% tender 10/9/14, LOC JPMorgan Chase Bank, CP mode	32,700	32,700
Plano Independent School District Bonds Series 2010, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed)	2,500	2,555
Richardson Independent School District Bonds Series 2014 A, 2% 2/15/15 (Permanent School Fund of Texas Guaranteed)	2,385	2,405
Spring Branch Independent School District Bonds Series 2005, 5% 2/1/15 (Permanent School Fund of Texas Guaranteed)	4,420	4,509
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.18%, tender 3/27/15 (b)	6,300	6,300
Series 2013 B, 0.14%, tender 3/27/15 (b)	9,500	9,500
Texas A&M Univ. Rev. Series 1993 B:
0.08% 10/6/14, CP	18,655	18,655
0.08% 11/6/14, CP	7,385	7,385
0.09% 12/8/14, CP	18,950	18,950
Texas Gen. Oblig.:
Bonds Series 2010, 5% 8/1/15 (e)	5,775	6,028
TRAN Series 2014, 1.5% 8/31/15 (a)	702,700	712,204
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.08% 11/13/14, LOC Barclays Bank PLC, CP	$ 7,550	$ 7,550
0.09% 9/10/14, LOC Barclays Bank PLC, CP	21,900	21,900
0.09% 11/6/14, LOC Barclays Bank PLC, CP	16,335	16,335
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 7/1/15	7,250	7,542
Series 2014 A:
5% 1/1/15	960	975
5% 7/1/15	5,255	5,467
Texas State Univ. Sys. Fing. Rev. Bonds:
Series 2014, 1% 3/15/15	6,960	6,993
Series WF 11 79C, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	6,345	6,345
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/15	535	550
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.06% 9/2/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,200	11,200
0.06% 9/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,900	15,900
0.06% 9/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,400	17,400
0.07% 10/1/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,483	14,483
0.07% 10/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,854	9,854
0.07% 10/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,800	14,800
0.07% 10/15/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,100	17,100
0.07% 10/16/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,632	15,632
0.08% 10/9/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,500	17,500
0.08% 11/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,100	17,100
0.08% 11/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,700	16,700
0.08% 11/4/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	16,300	16,300
0.08% 11/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,600	7,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A: - continued
0.08% 11/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 8,500	$ 8,500
0.08% 11/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,500	11,500
0.08% 12/3/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	18,900	18,900
0.09% 12/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,900	13,900
0.09% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,400	17,400
0.09% 2/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	13,062	13,062
0.09% 2/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,400	17,400
0.09% 2/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	17,400	17,400
		1,769,118
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2013 A, 3% 7/1/15	2,285	2,339
Series 2013 B1, 0.11% 11/7/14 (Liquidity Facility JPMorgan Chase Bank), CP	10,200	10,200
Utah Gen. Oblig. Bonds Series 2010 A, 5% 7/1/15	6,900	7,180
		19,719
Vermont - 0.0%
Vermont Econ. Dev. Auth. Rev. Series B, 0.09% 11/6/14, LOC JPMorgan Chase Bank, CP	5,050	5,050
Virginia - 0.6%
Fairfax County Gen. Oblig. Bonds:
Series 2008 A, 5% 4/1/15	6,675	6,865
Series 2009 C, 3% 10/1/14	3,000	3,007
Series 2013 A, 3% 10/1/14	4,200	4,210
Series 2013 B, 3% 10/1/14	6,000	6,014
3% 10/1/14	7,755	7,773
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.13%, tender 3/27/15 (b)	22,800	22,800
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.45% tender 9/17/14, CP mode (e)	17,700	17,700
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.17%, tender 3/27/15 (b)	$ 14,155	$ 14,155
Series 2012 A, 0.13%, tender 3/27/15 (b)	13,045	13,045
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.08% 11/17/14, CP	26,600	26,600
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.4% tender 9/17/14, CP mode	4,700	4,700
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Progs.) Series 2014 A, 5% 2/1/15	9,445	9,636
(Pub. Higher Ed. Fing. Prog.) Series 2009 B, 5% 9/1/14	4,475	4,475
Virginia Commonwealth Trans. Board Rev. Bonds:
(Northern Virginia Trans. District Prog. Series 2012 A, 4% 5/15/15	7,000	7,191
(Trans. Cap. Projs.):
Series 2010 A, 5% 5/15/15	5,000	5,172
Series 2012, 5% 5/15/15	2,080	2,151
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds:
Series 2014 A, 5% 8/1/15 (a)	4,065	4,237
Series 2014 C, 5% 8/1/15 (a)	10,135	10,565
Virginia Pub. School Auth. Bonds Series II, 5% 4/15/15	11,655	12,005
		182,301
Washington - 0.8%
Energy Northwest Elec. Rev. Bonds:
(Proj. #3) Series 2007 A, 5% 7/1/15	6,330	6,585
(Proj. 3) Series 2014 A, 2% 7/1/15	10,000	10,156
Series 2005 A, 5% 7/1/15	5,000	5,202
King County Swr. Rev. Bonds Series 2013 B, 2% 1/1/15	3,170	3,190
Port of Seattle Rev. Series B1, 0.11% 9/8/14, LOC Bank of America NA, CP (e)	17,655	17,655
Seattle Gen. Oblig. Bonds Series 2014, 5% 5/1/15	6,785	7,003
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/15	17,540	17,895
Series 2012 A, 5% 6/1/15	10,935	11,334
Spokane County School District #81 Bonds Series 2013, 5% 12/1/14 (Washington Gen. Oblig. Guaranteed)	10,900	11,031
Univ. of Washington Univ. Revs. Series 8, 0.11% 12/5/14, CP	12,500	12,500
Washington Ctfs. of Prtn. Bonds Series 2014 B, 5% 7/1/15	5,900	6,138
Washington Gen. Oblig. Bonds:
Series 2005 C, 0% 6/1/15	3,250	3,245
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Bonds: - continued
Series 2005 D, 5% 1/1/15	$ 3,000	$ 3,048
Series 2007 C, 5% 1/1/15	4,225	4,293
Series 2011 A, 5% 1/1/15	13,120	13,333
Series 2014 BR, 3% 7/1/15	2,000	2,048
Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	20,100	20,100
Washington Health Care Facilities Auth. Rev. Bonds:
Series 2009 A, 6.5% 11/15/14 (Pre-Refunded to 11/15/14 @ 100)	17,930	18,164
Series 2012 A, 3% 10/1/14	1,900	1,904
Series 2013 B1, 0.2%, tender 3/27/15 (b)	36,000	36,000
Series 2013 B2, 0.2%, tender 3/27/15 (b)	20,000	20,000
		230,824
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.32% tender 9/18/14, CP mode (e)	10,400	10,400
Wisconsin - 0.8%
Madison Gen. Oblig. Bonds Series 2013 A, 1.5% 10/1/14	5,730	5,736
Milwaukee Gen. Oblig.:
Bonds Series 2014 N2, 5% 4/1/15	17,100	17,581
RAN Series 2014 RI, 1% 12/23/14	24,000	24,066
Wisconsin Gen. Oblig.:
Bonds:
Series 2005 1, 5% 5/1/15	7,195	7,428
Series 2006 1, 5.25% 5/1/15	1,775	1,835
Series 2007 1, 5% 5/1/15	3,540	3,655
Series 2011 A, 5% 5/1/15	3,380	3,490
Series 2005 A, 0.08% 11/17/14 (Liquidity Facility Bank of New York, New York), CP	14,600	14,600
Series 2013 A:
0.07% 10/3/14 (Liquidity Facility Bank of New York, New York), CP	20,100	20,100
0.1% 9/4/14 (Liquidity Facility Bank of New York, New York), CP	16,700	16,700
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.11%, tender 3/27/15 (b)	12,650	12,650
Series 2014 B1, 0.13%, tender 3/27/15 (b)	4,000	4,000
Series 2014 B2, 0.13%, tender 3/27/15 (b)	11,150	11,150
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds Series 2012 J, 0.09% tender 10/7/14, CP mode	9,600	9,600
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series 1997 A:
0.09% 10/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 14,350	$ 14,350
0.1% 12/1/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	23,879	23,879
Series 2006 A, 0.09% 10/6/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,836	6,836
Series 2013 A:
0.09% 10/3/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	17,510	17,510
0.09% 12/8/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	23,915	23,915
		239,081
TOTAL OTHER MUNICIPAL DEBT (Cost $7,548,829)		7,548,829
Investment Company - 10.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.05% (c)(d) (Cost $3,078,521)	3,078,521,134	3,078,521
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $28,465,498)		28,465,498
NET OTHER ASSETS (LIABILITIES) - 0.6%		182,355
NET ASSETS - 100%		$ 28,647,853
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $466,150,000 or 1.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.11%, tender 11/13/14 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 23,460
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	9/16/13	$ 5,550
Dallas Area Rapid Transit Sales Tax Rev. Bonds Series WF 09 60C, 0.11%, tender 11/13/14 (Liquidity Facility Wells Fargo & Co.)	9/3/09 - 5/15/12	$ 20,540
Security	Acquisition Date	Cost (000s)
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.12%, tender 9/17/14 (Liquidity Facility Wells Fargo Bank NA)	8/17/11	$ 8,655
JPMorgan Chase Bonds Series Putters 4410, 0.09%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 24,130
JPMorgan Chase Bonds Series Putters 4465, 0.1%, tender 10/16/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 145,095
JPMorgan Chase Bonds Series Putters 4466, 0.13%, tender 12/11/14 (Liquidity Facility JPMorgan Chase Bank)	7/17/14	$ 82,705
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4460, 0.12%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 69,900
Security	Acquisition Date	Cost (000s)
JPMorgan Chase NA Letter of Credit Bonds Series Putters 4461, 0.1%, tender 11/20/14 (Liquidity Facility JPMorgan Chase Bank)	7/10/14	$ 28,000
Los Angeles Cmnty. College District Bonds Series WF 11 36C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	4/29/13	$ 4,840
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	6/23/11	$ 3,000
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 0.12%, tender 9/18/14 (Liquidity Facility Wells Fargo Bank NA)	12/1/11 - 12/10/12	$ 8,030
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.12%, tender 9/25/14 (Liquidity Facility Wells Fargo Bank NA)	1/12/12	$ 10,800
Security	Acquisition Date	Cost (000s)
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) Series 1994, 0.24% 9/5/14, LOC Bank of America NA, VRDN	10/16/97 - 12/20/05	$ 5,000
Texas State Univ. Sys. Fing. Rev. Bonds Series WF 11 79C, 0.11%, tender 10/16/14 (Liquidity Facility Wells Fargo Bank NA)	6/23/11	$ 6,345
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.11%, tender 10/2/14 (Liquidity Facility Wells Fargo Bank NA)	11/1/12 - 5/9/13	$ 20,100
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1,969
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $25,386,977)	$ 25,386,977
Fidelity Central Funds (cost $3,078,521)	3,078,521
Total Investments (cost $28,465,498)		$ 28,465,498
Cash		1,059,644
Receivable for fund shares sold		284,022
Distributions receivable from Fidelity Central Funds		124
Interest receivable		18,438
Other receivables		213
Total assets		29,827,939

Liabilities
Payable for investments purchased Regular delivery	$ 278,729
Delayed delivery	551,074
Payable for fund shares redeemed	341,442
Distributions payable	243
Accrued management fee	1,466
Other affiliated payables	6,805
Other payables and accrued expenses	327
Total liabilities		1,180,086

Net Assets		$ 28,647,853
Net Assets consist of:
Paid in capital		$ 28,646,698
Accumulated undistributed net realized gain (loss) on investments		1,155
Net Assets, for 28,637,512 shares outstanding		$ 28,647,853
Net Asset Value, offering price and redemption price per share ($28,647,853 ÷ 28,637,512 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 27,407
Income from Fidelity Central Funds		1,969
Total income		29,376

Expenses
Management fee	$ 76,281
Transfer agent fees	39,015
Accounting fees and expenses	1,513
Custodian fees and expenses	330
Independent trustees' compensation	122
Registration fees	463
Audit	76
Legal	80
Miscellaneous	165
Total expenses before reductions	118,045
Expense reductions	(91,632)	26,413
Net investment income (loss)		2,963
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,773
Net increase in net assets resulting from operations		$ 5,736

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,963	$ 2,658
Net realized gain (loss)	2,773	2,135
Net increase in net assets resulting from operations	5,736	4,793
Distributions to shareholders from net investment income	(2,914)	(2,702)
Distributions to shareholders from net realized gain	(1,154)	-
Total distributions	(4,068)	(2,702)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	83,642,529	89,193,019
Reinvestment of distributions	3,752	2,535
Cost of shares redeemed	(83,592,348)	(85,293,048)
Net increase (decrease) in net assets and shares resulting from share transactions	53,933	3,902,506
Total increase (decrease) in net assets	55,601	3,904,597

Net Assets
Beginning of period	28,592,252	24,687,655
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $7, respectively)	$ 28,647,853	$ 28,592,252

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	- D	-	-	-	- D
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsB, C
Expenses before reductions	.40%	.41%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.09%	.15%	.18%	.26%	.34%
Expenses net of all reductions	.09%	.15%	.18%	.26%	.34%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 28,648	$ 28,592	$ 24,688	$ 23,224	$ 22,370

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Money Market Fund (the Fund) is a fund of Fidelity Union Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Annual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities	$ -

Tax Cost	$ 28,465,498

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 226
Undistributed long-term capital gain	$ 1,114

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Tax-exempt Income	$ 2,914	$ 2,702
Long-term Capital Gains	1,154	-
Total	$ 4,068	$ 2,702

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Annual Report

2. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .26% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .13% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $91,590.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $42.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 10, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 233 funds. Ms. Acton oversees 215 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2014, $2,410,577 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2014, 100% of the fund's income dividends was free from federal income tax, and 26.06% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
  Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MMM-UANN-1014
1.790909.111

Item 2. Code of Ethics

As of the end of the period, August 31, 2014, Fidelity Union Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity AMT Tax-Free Money Fund, Fidelity Arizona Municipal Money Market Fund and Fidelity Municipal Money Market Fund (the "Funds"):

Services Billed by PwC

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$34,000	$-	$2,200	$1,900
Fidelity Arizona Municipal Money Market Fund	$33,000	$-	$2,200	$1,800
Fidelity Municipal Money Market Fund	$59,000	$-	$2,200	$9,400

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity AMT Tax-Free Money Fund	$34,000	$-	$2,100	$1,900
Fidelity Arizona Municipal Money Market Fund	$33,000	$-	$2,100	$1,600
Fidelity Municipal Money Market Fund	$61,000	$-	$2,100	$9,300

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2014A	August 31, 2013A
Audit-Related Fees	$4,935,000	$5,335,000
Tax Fees	$-	$-
All Other Fees	$20,000	$30,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2014 A	August 31, 2013 A
PwC	$6,085,000	$6,200,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2014